    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 2001

                                             1933 ACT REGISTRATION NO. 333-72875
                                             1940 ACT REGISTRATION NO. 811-09241
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                       POST-EFFECTIVE AMENDMENT NO. 5 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

                                FOR REGISTRATION
                                   UNDER THE
                             SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2
                                  ------------
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
                           (EXACT NAME OF REGISTRANT)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 SOUTH CLINTON STREET, FORT WAYNE, INDIANA 46802
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (219) 455-2000
                                ----------------


                Elizabeth Frederick, Esquire                                                COPY TO:
        The Lincoln National Life Insurance Company                                  Jeremy Sachs, Esquire
                   1300 S. Clinton Street                                             The Lincoln National
                       P.O. Box 1110                                                 Life Insurance Company
                 Fort Wayne, Indiana 46802                                             350 Church Street
          (NAME AND ADDRESS OF AGENT FOR SERVICE)                                   Hartford, CT 06103-1106


                                ----------------
            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous
  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)
                                ----------------
    AN INDEFINITE AMOUNT OF THE SECURITIES BEING OFFERED BY THE REGISTRATION STATEMENT HAS BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE FIRST FORM 24F-2 FOR THE REGISTRANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 2000 WAS FILED MARCH 22, 2001.
    It is proposed that this filing will become effective:
    / / immediately upon filing pursuant to Rule 485(b)

    /X/ October 2, 2001, pursuant to Rule 485(b)

    / / 60 days after filing pursuant to Rule 485(a)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2  LOCATION IN PROSPECTUS
-------------------  ----------------------
      1              Cover Page; Highlights
      2              Cover Page
      3              *
      4              Distribution of Policies
      5              Lincoln Life, the Separate Account and the General
                     Account
     6(a)            Lincoln Life, the Separate Account and the General
                     Account
     6(b)            *
      9              Legal Matters
  10(a)-(c)          Right to Examine the Policy; Surrenders;
                     Accumulation Unit Value; Reports to Policyowners
    10(d)            Policy Loans; Partial Surrenders; Allocation of
                     Premiums
    10(e)            Policy Lapse and Reinstatement
    10(f)            Right to Instruct Voting of Fund Shares
  10(g)-(h)          *
    10(i)            Premium Payments; Allocations and Transfers; Death
                     Benefit; Policy Values; Settlement Options
      11             Separate Account--Funds
      12             Separate Account--Funds
      13             Charges and Fees
      14             Policy Rights
      15             Premium Payments; Allocations and Transfers
      16             Separate Account--Funds
      17             Partial Surrenders
      18
      19             Reports to Policyowners
      20             *
      21             Policy Loans
      22             *
      23             The Company
      24             Age; Incontestability; Suicide;
      25             The Company
      26             Fund Participation Agreements
      27             The Variable Account
      28             Directors and Officers of Lincoln Life
      29             The Company
      30             *
      31             *
      32             *
      33             *
      34             *
      35             *
      37             *
      38             Distribution of Policies
      39             Distribution of Policies
      40             *
    41(a)            Distribution of Policies
      42             *
      43             *
      44             Separate Account--The Funds; Premium Payments
      45             *
      46             Partial Surrenders
      47             The Variable Account; Partial Surrenders,
                     Allocations and Transfers
      48             *
      49             *
      50             The Variable Account

ITEM OF FORM N-8B-2  LOCATION IN PROSPECTUS
-------------------  ----------------------
      51             Highlights; Premium Payments;
      52             Lincoln Life, the Separate Account and the General
                     Account
      53             Tax Matters
      54             *
      55             *

------------------------
* Not Applicable

                                  PROSPECTUS 1

         INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 4 ON
             FORM S-6 (FILE NO. 333-72875) FILED ON APRIL 25, 2001.

                                  PROSPECTUS 2

         INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 4 ON
             FORM S-6 (FILE NO. 333-72875) FILED ON APRIL 25, 2001.

                                  PROSPECTUS 3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

HOME OFFICE LOCATION:                               ADMINISTRATIVE OFFICE:
1300 SOUTH CLINTON STREET                           LINCOLN CORPORATE SPECIALTY MARKETS
P.O. BOX 1110                                       350 CHURCH STREET--MSM 1
FORT WAYNE, INDIANA 46802                           HARTFORD, CT 06103-1106
(800) 942-5500                                      (860) 466-1561

--------------------------------------------------------------------------------
This Prospectus describes Lincoln CVUL Series III featuring the Elite Series of Funds, a flexible premium variable universal life insurance contract (the "Policy") offered by The Lincoln National Life Insurance Company. The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization.

The Policy features:
             - flexible Premium Payments
             - a choice of life insurance qualification method
             - a choice of one of three death benefit options
             - a choice of underlying investment options

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable universal life insurance contract with this Policy.

This Prospectus is intended to describe the variable options used to fund this Policy through the Separate Account. The variable funding options (collectively, the "Funds") currently available through the Separate Account are from the following trusts or corporations:

             - AIM VARIABLE INSURANCE FUNDS

             - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

             - AMERICAN CENTURY VARIABLE PRODUCTS GROUP, INC.

             - AMERICAN FUNDS INSURANCE SERIES

             - BARON CAPITAL FUNDS TRUST

             - DELAWARE GROUP PREMIUM FUND

             - DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST

             - FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

             - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

             - JANUS ASPEN SERIES

             - LINCOLN NATIONAL FUNDS

             - MFS VARIABLE INSURANCE TRUST

             - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

             - PUTNAM VARIABLE TRUST

--------------------------------------------------------------------------------
READ THIS PROSPECTUS AND THE PROSPECTUSES OF THE FUNDS AVAILABLE AS INVESTMENT OPTIONS THROUGH THE SEPARATE ACCOUNT UNDER THE POLICY OFFERED BY THIS PROSPECTUS CAREFULLY. KEEP THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                        PROSPECTUS DATED OCTOBER 2, 2001

TABLE OF CONTENTS

HIGHLIGHTS........................................    3
  A Flexible Premium Variable Universal Life
    Insurance Policy..............................    3
  Initial Choices to be Made......................    3
  Amount of Premium Payment.......................    3
  Life Insurance Qualification Method.............    4
  Death Benefit Options...........................    4
  Selection of Funding Vehicles...................    4
  Charges and Fees................................    5
  Charges Assessed Against the Underlying Funds...    6
  Policy Loans, Withdrawals and Surrenders........   10
  Changes in Specified Amount.....................   11
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL
ACCOUNT...........................................   11
BUYING VARIABLE LIFE INSURANCE....................   12
ALLOCATION OF PREMIUMS............................   13
  Fixed Account...................................   14
  Separate Account--Funds.........................   14
  Mixed and Shared Funding........................   20
  Substitution of Securities......................   20
CHARGES AND FEES..................................   20
  Premium Load....................................   21
  Premium Load Refund.............................   21
  Premium Tax Charge..............................   22
  Charges and Fees Assessed Against the Total
    Account Value.................................   22
  Charges and Fees Associated with the Variable
    Funding Options...............................   23
  Reduction of Charges............................   23
POLICY CHOICES....................................   24
  Premium Payments................................   24
  Life Insurance Qualification....................   25
  Death Benefit Options...........................   26
  Allocations and Transfers to Funding Options....   27
POLICY VALUES.....................................   28
  Total Account Value.............................   28
  Accumulation Unit Value.........................   28
  Maturity Value..................................   29
  Surrender Value.................................   29
POLICY RIGHTS.....................................   29
  Partial Surrenders..............................   29
  Policy Lapse and Reinstatement..................   30
  Guaranteed Death Benefit........................   30
  Policy Loans....................................   31
  Policy Changes..................................   32
  Right to Examine the Policy.....................   32
DEATH BENEFIT.....................................   33
POLICY SETTLEMENT.................................   33
Settlement Options................................   33
TERM INSURANCE RIDER..............................   34
CASH VALUE ENHANCEMENT RIDER......................   35
THE COMPANY.......................................   36
  Directors and Officers of Lincoln Life..........   36
ADDITIONAL INFORMATION............................   38
  Reports to Policyowners.........................   38
  Right to Instruct Voting of Fund Shares.........   38
  Disregard of Voting Instructions................   39
  Fund Participation Agreements...................   39
  State Regulation................................   39
  Legal Proceedings...............................   40
  The Registration Statement......................   40
  Distribution of the Policies....................   40
  Records and Accounts............................   41
  Experts.........................................   41
  Advertising.....................................   41
TAX ISSUES........................................   42
  Taxation of Life Insurance Contracts in
    General.......................................   42
  Policies Which Are MECs.........................   43
  Policies Which Are Not MECs.....................   44
  Other Considerations............................   44
  Tax Status of Lincoln Life......................   45
COMMUNICATIONS WITH LINCOLN LIFE..................   46
MISCELLANEOUS POLICY PROVISIONS...................   46
  Payment of Benefits.............................   46
  Age.............................................   46
  Incontestability................................   46
  Suicide.........................................   47
  Coverage Beyond Maturity........................   47
  Nonparticipation................................   47
Appendix A --
Illustrations of Death Benefit, Total Account
  Values and Surrender Values.....................   48
Appendix B --
Applicable Percentage for Guideline Premium
  Test............................................   62
Financial Statements
  Separate Account (12/31/00).....................  I-1
  Company (12/31/00)..............................  S-1
  Separate Account -- Unaudited 6/30/01...........  A-1
  Company -- Unaudited 6/30/01....................  F-1

HIGHLIGHTS

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Prospectus describes a flexible premium variable universal life insurance contract (the "Policy") offered by The Lincoln National Life Insurance Company ("Lincoln Life", the "Company", "we", "us", "our") through Lincoln Life Flexible Premium Variable Life Account S (the "Separate Account" or "Account S"). The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans.

The value of your Policy and, under one option, the death benefit amount depends on the investment results of the funding options you select.

The State in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.

We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

INITIAL CHOICES TO BE MADE

The Policyowner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have important choices to make when the Policy is first purchased. You need to choose:

- the amount of premium you want to pay (see page 24);

- either of two life insurance qualification methods (see page 25);

- one of three death benefit options (see page 26);

- the amount of the Net Premium Payment to be placed in each of the funding options selected. The Net Premium Payment is the balance of Premium Payment that remains after certain charges are deducted from it.

AMOUNT OF PREMIUM PAYMENT

One of your initial decisions is how much premium to pay. Premium Payments may be changed within the limits described on page 24. If the Policy lapses because your monthly deduction is larger than the Net Accumulation Value, you may reinstate the Policy. See page 30.

You may use the value of your Policy to pay the premiums due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more Premium Payments. Charges against Policy values for the Cost of Insurance increase (see page 22) as the Insured gets older.

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the "right-to-examine" time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select unless your state requires a full refund of premiums. If you then decide you do not want your Policy, you will receive a refund. See page 32.

LIFE INSURANCE QUALIFICATION METHOD

At the time of purchase you must choose which life insurance qualification method best suits your needs--Cash Accumulation or Guideline Premium. Both methods require a Policy to provide minimum ratios of life insurance coverage to total account value. The Guideline Premium method may also restrict premiums payable under the Policy. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

DEATH BENEFIT OPTIONS

The Death Benefit is the amount we pay the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date the Insured died. We will pay the Death Benefit in one lump sum or under one of the annuity settlement options.

The three death benefit options available usually provide a level, varying or increasing death benefit, depending on the option selected. See page 26 for more details on death benefit options.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit. If you borrow against your Policy or surrender a portion of your Policy, the Loan Account balance and any surrendered amount will reduce your initial death benefit.

SELECTION OF FUNDING VEHICLES

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.

You must choose the Fund(s) (Sub-Account(s)) in which you want to place each Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Separate Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 14.

You may also choose to place the Net Premium Payment or part of it into the Fixed Account. Net Premium Payments put into the Fixed Account:

- become part of the Company's General Account;

- do not share the investment experience of the Separate Account; and

- have a guaranteed minimum interest rate of 4.0% per year.

For additional information on the Fixed Account, see page 14.

CHARGES AND FEES

Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

A premium load is deducted from all of your premium payments. The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $500,000 is:

                                          Portion of    Portion of
                                          Premium Paid  Premium Paid
Policy Year(s)                            up to Target  Above Target
----------------------------------------  ------------  ------------
1                                            10.50%         2.5%
2-5                                           7.50          1.5
6-7                                           3.50          1.5
8 and thereafter                              1.50          1.5

The current premium load for cases with average annual planned premiums of $500,000 or greater is:

                                          Portion of    Portion of
                                          Premium Paid  Premium Paid
Policy Year(s)                            up to Target  Above Target
----------------------------------------  ------------  ------------
1                                             7.50%         1.00%
2                                             6.00          1.00
3-5                                           3.50          1.00
6 and thereafter                              1.50          1.00

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                                          Portion of            Portion of
                                          Premium Paid up to    Premium Paid greater
                                          Target Premium--      than Target Premium--
                                          load as a percentage  load as a percentage
Policy Year(s)                            of that portion       of that portion
----------------------------------------  --------------------  ---------------------
1                                                  12.0%                5.0%
2-5                                                 9.0                 5.0
6 and after                                         5.0                 5.0

Under certain circumstances, if you fully surrender your Policy within 60 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. (See page 21.)

For the purpose of calculating current and maximum premium loads, an increase in Specified Amount is treated as a newly issued policy.

An explicit premium tax charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments. The tax ranges from 2% to 5% depending upon the state involved.

A monthly deduction is made from the total account value on the same day of each month beginning with the date of issue. The monthly deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was backdated, or delayed due to underwriting requirements or other reasons. The monthly deduction also includes a monthly administrative expense charge during all policy years. The monthly Administrative Expense is currently $6, and is guaranteed not to exceed $10. See page 22.

A daily deduction is made from the assets of Account S for mortality and expense risk. Currently for cases with average annual planned premiums of $100,000, or greater but less than $500,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

 Policy Years
 1-10          0.70%
 11 and
   thereafter  0.35

Currently, for cases with average annual planned premiums of $500,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

 Policy Years
 1-10          0.40%
 11-20         0.20
 21 and
   thereafter  0.10

The Company reserves the right to increase the mortality and expense risk charge but it will never exceed 0.80% annually. (See page 23).

Before the Maturity Date you may make transfers between funding options. The Company allows twelve transfers each Policy Year without charge. A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions. Within 45 days after each Policy Anniversary, you may also transfer to the Separate Account 20% of the greatest amount held in the Fixed Account Value during the prior 5 years, or $1000 if greater. See page 27.

There are no Surrender Charges for your Policy.

Each Fund has its own management fee charge also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges, 12(b)1 fees, and other fund expenses. The table below shows you the current charges and expenses.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS

The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12(b)1 fees for certain shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts.

The following table illustrates the investment advisory fees, 12(b)1 fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2000 unless otherwise indicated.

FUND EXPENSES

                                                              TOTAL
                                                              ANNUAL
                                                               FUND                 TOTAL FUND
                                                            OPERATING                OPERATING
                                                             EXPENSES     TOTAL      EXPENSES
                                                             WITHOUT     WAIVERS       WITH
                           MANAGEMENT   12(B)1     OTHER    WAIVERS OR     AND      WAIVERS AND
          FUND              FEES(1)       FEE     EXPENSES  REDUCTIONS  REDUCTIONS  REDUCTIONS
AIM V.I. Growth Fund
  (Series I)                   0.61%       N/A       0.22%      0.83%         N/A        0.83%
AIM V.I. International
  Equity Fund (Series I)       0.73        N/A       0.29       1.02          N/A        1.02
AIM V.I. Value Fund
  (Series I)                   0.61        N/A       0.23       0.84          N/A        0.84
Alliance VPS Growth and
  Income Portfolio
  (Class A)                    0.63        N/A       0.06       0.69          N/A        0.69
Alliance VPS Premier
  Growth Portfolio
  (Class A)                    1.00        N/A       0.04       1.04          N/A        1.04
Alliance VPS
  AllianceBernstein Small
  Cap Value Portfolio
  (Class A)                    0.91        N/A       0.04       0.95          N/A        0.95
Alliance VPS Technology
  Portfolio (Class A)(2)       1.00        N/A       0.06       1.06        (0.04%)      1.02
American Century VP
  Income & Growth              0.70        N/A       0.00       0.70          N/A        0.70
American Century VP
  International                1.23        N/A       0.00       1.23          N/A        1.23
AFIS Global Small
  Capitalization Fund
  (Class 2)                    0.80       0.25%      0.06       1.11          N/A        1.11
AFIS Growth Fund
  (Class 2)                    0.36       0.25       0.02       0.63          N/A        0.63
AFIS Growth -- Income
  Fund (Class 2)               0.34       0.25       0.01       0.60          N/A        0.60
AFIS High-Yield Bond Fund
  (Class 2)                    0.50       0.25       0.02       0.77          N/A        0.77
AFIS International Fund
  (Class 2)                    0.54       0.25       0.05       0.84          N/A        0.84
AFIS U.S. Government AAA
  (Class 2)                    0.46       0.25       0.03       0.74          N/A        0.74
Baron Capital Asset --
  Insurance Shares (10)        1.00       0.25       0.41       1.66        (0.16)       1.50
Delaware GPF Growth and
  Income Series
  (Standard Class)(3a)         0.60        N/A       0.08       0.68          N/A        0.68
Delaware GPF High Yield
  Series
  (Standard Class)(3b)         0.65        N/A       0.12       0.77          N/A        0.77
Delaware GPF REIT Series
  Standard Class(3c)           0.75        N/A       0.28       1.03        (0.18)       0.85
Delaware GPF Small Cap
  Value Series
  (Standard Class)(3d)         0.75        N/A       0.14       0.89        (0.04)       0.85
Delaware GPF Trend Series
  (Standard Class)(3e)         0.73        N/A       0.11       0.84        (0.01)       0.83
Delaware GPF U. S. Growth
  Series
  (Standard Class)(3f)         0.65        N/A       0.09       0.74          N/A        0.74
Deutsche VIT
  EAFE-Registered
  Trademark-Equity Index
  Fund(4)                      0.45        N/A       0.47       0.92        (0.27)       0.65

                                                              TOTAL
                                                              ANNUAL
                                                               FUND                 TOTAL FUND
                                                            OPERATING                OPERATING
                                                             EXPENSES     TOTAL      EXPENSES
                                                             WITHOUT     WAIVERS       WITH
                           MANAGEMENT   12(B)1     OTHER    WAIVERS OR     AND      WAIVERS AND
          FUND              FEES(1)       FEE     EXPENSES  REDUCTIONS  REDUCTIONS  REDUCTIONS
Deutsche VIT Equity 500
  Index Fund(4)                0.20        N/A       0.14       0.34        (0.04)       0.30
Deutsche VIT Small Cap
  Index Fund(4)                0.35        N/A       0.34       0.69        (0.24)       0.45
Fidelity VIP Asset
  Manager Portfolio
  (Service Class)(5)           0.53       0.10       0.09       0.72          N/A        0.72
Fidelity VIP Contrafund
  Portfolio (Service
  Class)(5)                    0.57       0.10       0.09       0.76          N/A        0.76
Fidelity VIP
  Equity-Income Portfolio
  (Service Class)(5)           0.48       0.10       0.08       0.66          N/A        0.66
Fidelity VIP Growth
  Portfolio
  (Service Class)(5)           0.57       0.10       0.09       0.76          N/A        0.76
Fidelity VIP Overseas
  Portfolio
  (Service Class)(5)           0.72       0.10       0.17       0.99          N/A        0.99
FTVIP Franklin Small Cap
  Fund (Class 1)(6b,c)         0.53        N/A       0.28       0.81        (0.04        0.77
FTVIP Templeton Growth
  Securities Fund
  (Class 1)(6a)                0.81        N/A       0.07       0.88          N/A        0.88
Janus Aspen Series
  Aggressive Growth
  Portfolio
  (Service Shares)(7)          0.65       0.25       0.02       0.92          N/A        0.92
Janus Aspen Series
  Balanced Portfolio
  (Service Shares)             0.65       0.25       0.02       0.92          N/A        0.92
Janus Aspen Series
  Flexible Income
  Portfolio
  (Service Shares)             0.65       0.25       0.09       0.99          N/A        0.99
Janus Aspen Series
  Worldwide Growth
  Portfolio
  (Service Shares)(7)          0.65       0.25       0.05       0.95          N/A        0.95
LN Aggressive Growth
  Fund, Inc.                   0.70        N/A       0.08       0.78          N/A        0.78
LN Bond Fund, Inc.             0.45        N/A       0.09       0.54          N/A        0.54
LN Capital Appreciation
  Fund, Inc.                   0.71        N/A       0.05       0.76          N/A        0.76
LN Global Asset
  Allocation Fund, Inc.        0.72        N/A       0.22       0.94          N/A        0.94
LN International
  Fund, Inc.                   0.80        N/A       0.16       0.96          N/A        0.96
LN Money Market
  Fund, Inc.                   0.48        N/A       0.10       0.58          N/A        0.58
LN Social Awareness
  Fund, Inc.                   0.33        N/A       0.05       0.38          N/A        0.38
MFS-Registered Trademark-
  VIT Capital
  Opportunities Series
  (Initial Class)(8a,b)        0.75        N/A       0.16       0.91          N/A        0.91
MFS-Registered Trademark-
  VIT Emerging Growth
  Series
  (Initial Class)(8a)          0.75        N/A       0.10       0.85          N/A        0.85
MFS-Registered Trademark-
  VIT Total Return Series
  (Initial Class)(8a)          0.75        N/A       0.15       0.90          N/A        0.90
MFS-Registered Trademark-
  VIT Utilities Series
  (Initial Class)(8a)          0.75        N/A       0.16       0.91          N/A        0.91
Neuberger Berman AMT
  Mid-Cap Growth
  Portfolio                    0.84        N/A       0.14       0.98          N/A        0.98

                                                              TOTAL
                                                              ANNUAL
                                                               FUND                 TOTAL FUND
                                                            OPERATING                OPERATING
                                                             EXPENSES     TOTAL      EXPENSES
                                                             WITHOUT     WAIVERS       WITH
                           MANAGEMENT   12(B)1     OTHER    WAIVERS OR     AND      WAIVERS AND
          FUND              FEES(1)       FEE     EXPENSES  REDUCTIONS  REDUCTIONS  REDUCTIONS
Neuberger Berman AMT
  Regency Portfolio(9a,b)      0.85        N/A       0.25       1.10          N/A        1.10
Putnam VT Growth &
  Income Fund (Class IB)       0.46       0.25       0.04       0.75          N/A        0.75
Putnam VT Health Sciences
  Fund (Class IB)              0.70       0.25       0.09       1.04          N/A        1.04

 (1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors.
 (2) Absent of waivers/reimbursements, the management fee, other expense and total expense would have been 1.00%, 0.06% and 1.06% respectively.
 (3) (a) The investment advisor for the Growth and Income Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through
          October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.
      (b) The investment advisor for the High Yield Series is Delaware
          Management Company ("DMC"). Effective May 1, 2001 through
          October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%.
      (c) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%.
      (d) The investment advisor for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through
          October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89%.
      (e) The investment advisor for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%.
      (f) The investment advisor for the US Growth Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through
          October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.75%.
 (4) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate 0.20% of the average daily assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed .30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement with the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fees and to reimburse the fund.
 (5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

 (6) (a) The Fund administration fee is paid indirectly through the management fee.
      (b) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.
      (c) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.
 (7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.
 (8) (a) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth; 0.90% for Capital Opportunities; 0.89% for Total Return; 0.90% for Utilities.
      (b) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.
 (9) (a) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1.50% of the daily net asset value of the Regency Portfolio. The expense reimbursement agreements with respect to the Regency Portfolio provide for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreements, provided such recoupment would not cause a Portfolio to exceed its respective expense limitation.
      (b) The Regency Portfolio had not commenced operations as of December 31, 2000; the expense figures for this Portfolio are estimated.
 (10) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.

POLICY LOANS, WITHDRAWALS AND SURRENDERS

You may borrow within described limits against the Policy. You may surrender your Policy in full or withdraw part of its value. Upon the maturity of your Policy, you may select one of the annuity settlement options or, prior to maturity, you may apply the value of your Policy, minus surrender charges and loan account amounts, to one of the annuity settlement options.

If you borrow against your Policy, interest will accrue at an annual rate which will be the monthly average (Moody's Investors Service, Inc. Corporate Bond Yield Average--Monthly Average Corporates) for the calendar month which ends two months prior to the Policy Anniversary month, or 4.8% if greater.

The Loan Account Value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%. For the current spread see page 31.

CHANGES IN SPECIFIED AMOUNT

Within certain limits, you may increase or decrease the specified amount. Increases will require satisfactory evidence of insurability. Decreases in the first five years are subject to approval of the Company. Currently the minimum specified amount is $100,000. Such changes will affect other aspects of your Policy. See page 32.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT

The Lincoln National Life Insurance Company (Lincoln Life), organized under Indiana Law in 1905, is one of the largest stock life insurance companies in the United States. Lincoln Life is engaged primarily in the direct issuance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets in excess of $96 billion and annual consolidated revenues of over $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

Account S is a "separate account" of the Company established on November 2, 1998. Account S was established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. Under Indiana law, the assets of Account S attributable to the Policies, though the property of Lincoln Life, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy Lincoln Life's obligations under the Policies. Account S income, gains, and losses are credited to or charged against Account S without regard to other income, gains, or losses of Lincoln Life. The values and investment performance of Account S are not guaranteed. Account S is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the Investment Company Act of 1940, as amended ("1940 Act") and meets the 1940 Act's definition of "separate account". The Commission does not supervise the management, investment practices, or policies of Lincoln Life or Account S. Lincoln Life has numerous other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

Account S is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds available as funding vehicles under the Policies.

On each Valuation Day, Net Premium Payments allocated to Account S will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account S are raised by selling Fund shares at net asset value.

The Funds now available in Account S and their investment objectives are described in "Separate Account--Funds." More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. The Funds may or may not achieve their investment objectives.

Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

Lincoln Life reserves the right to add, withdraw, close or substitute Funds, subject to the conditions of the Policy in compliance with regulatory requirements, if in its sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available to Lincoln Life for investment by the Sub-Accounts. These changes may be made for some or all classes of Policies. No substitution will take place without prior approval of the Commission, to the extent required by law.

Shares of the Funds may be used by Lincoln Life and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/ Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Amounts held in the Fixed Account will be credited with interest at rates Lincoln Life determines from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended ("1933 Act") in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

The Policy is available for purchase by corporations or groups where individuals share a common employer or affiliation with a group or sponsoring organization.

Each Policy covers a single insured. The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans. The Policy should not be considered for employer pension or profit sharing programs. The Policy is not available in all states. State regulations may vary your Policy's provisions.

If the Policy is being purchased with the proceeds of another life insurance policy or annuity contract, the purchaser should carefully consider whether replacing existing coverage is in the purchaser's best interests.

Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis.

Unless a policy has become a "modified endowment contract" (see "Tax Issues"), an owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income.

Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see "Death Benefit Options").

ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Fixed Account (part of the Company's General Account) or to the Funds currently available through the Separate Account in connection with the Policy. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. Except where otherwise indicated, all of the Funds are diversified, as defined in the 1940 Act.

Any monies received prior to policy issue will be credited with the return attributable to the LN Money Market Fund from the date of receipt until the day the Policy is issued.

In states which do not require a full refund of premiums during the Right to Examine Period, the Policy value and future Net Premiums will be allocated as of the date the Policy is issued in accordance with the Policy owner's selected premium allocation percentages.

In states which require a full refund of premiums during the Right to Examine Period, the first Net Premium will be allocated in its entirety as of the issue date to the LN Money Market Fund, regardless of the Policy owner's premium allocation percentages. Any other Net Premium received prior to the expiration of the Right to Examine period will also be allocated to the LN Money Market Fund. On the day following the expiration of the Right to Examine Period, the policy value and future

Net Premiums will be allocated in accordance with the Policy owner's selected premium allocation percentages.

FIXED ACCOUNT

The Fixed Account is the only investment option offered with a guaranteed return. Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% may be credited to the Fixed Account Value beginning in Policy Year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

SEPARATE ACCOUNT

FUNDS

The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.

AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.

    AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.

    AIM V. I. INTERNATIONAL EQUITY FUND (SERIES I): Seeks to provide long-term growth of capital.

    AIM V. I. VALUE FUND (SERIES I): Seeks to achieve long-term growth of capital, income is a secondary objective.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L. P.

    ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A): Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.

    GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.

    PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.

    TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

AMERICAN CENTURY VARIABLE PRODUCTS GROUP, INC. is advised by American Century Investment Management, Inc.

    INCOME AND GROWTH FUND: Seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks.

    INTERNATIONAL FUND: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed countries.

AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.

    GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

    GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

    GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

    HIGH-YIELD BOND FUND (CLASS 2): The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

    INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

    U.S. GOVERNMENT/AAA RATED SECURITIES FUND (CLASS 2): The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the full faith and credit pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

BARON CAPITAL FUNDS TRUST is advised by BAMCO, Inc.

    BARON CAPITAL ASSET FUND -- INSURANCE SHARES: The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

DELAWARE GROUP PREMIUM FUND is advised by Delaware Management Company.

    GROWTH AND INCOME SERIES (STANDARD CLASS): Seeks capital appreciation with current income as a secondary objective.

    HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. The series invests primarily in high-yield corporate bonds commonly known as junk bonds. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

    REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in the securities of companies primarily engaged in the real estate industry.

    SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

    TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and growth-oriented companies.

    U. S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation by investing in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST is advised by Deutsche Asset Management, Inc.

    EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
    (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

    EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.

    SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.

FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.

    ASSET MANAGER PORTFOLIO (SERVICE CLASS): Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.

    CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

    EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P500).

    GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

    OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

    FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase.

    TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets.

JANUS ASPEN SERIES is advised by Janus Capital Corporation.

    AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

    BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential.

    FLEXIBLE INCOME PORTFOLIO (SERVICE SHARES): Seeks maximum total return, consistent with preservation of capital. Pursues objective primarily through investments in income-producing securities.

    WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the U.S. The portfolio may at times invest in fewer than five countries or even a single country.

LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Lincoln Investment Advisers, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware National Advisers, Ltd. subadvising the International Fund, and Janus Capital Corporation subadvising the Capital Appreciation Fund.

    LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.

    LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

    LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

    LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.

    LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.

    LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.

    LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.

    CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.

    EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.

    TOTAL RETURN SERIES (INITIAL CLASS): Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

    UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.

    MID-CAP GROWTH PORTFOLIO: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

    REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

PUTMAN VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.

    GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.

    HEALTH SCIENCES (CLASS IB): The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.

Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, we cannot guarantee any correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, investment results may vary.

MIXED AND SHARED FUNDING

Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

SUBSTITUTION OF SECURITIES

If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

CHARGES AND FEES

We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

PREMIUM LOAD

The premium load is deducted from your premium payments. This load represents sales and administrative expenses associated with the startup and maintenance of the policy.

1. Guaranteed Maximum Premium Load

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                                          For the Portion of    For the Portion of
                                          Premiums Paid up to   Premiums Paid greater than
                                          Target Premium --     Target Premium --
                                          load as a percentage  load as a percentage
Policy Year(s)                            of that portion       of that portion
----------------------------------------  --------------------  --------------------------
1                                                12.0%                     5.0%
2-5                                               9.0                      5.0
6 and after                                       5.0                      5.0

2. Current Premium Load

The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $500,000, is shown in the following table:

                                          For the Portion of    For the Portion of
                                          Premiums Paid up to   Premiums Paid greater than
                                          Target Premium --     Target Premium --
                                          load as a percentage  load as a percentage
Policy Year(s)                            of that portion       of that portion
----------------------------------------  --------------------  --------------------------
1                                                10.50%                    2.50%
2-5                                               7.50                     1.50
6-7                                               3.50                     1.50
8 and after                                       1.50                     1.50

The current premium load for cases with average annual planned premiums of $500,000 or greater, is shown in the following table:

                                          For the Portion of    For the Portion of
                                          Premiums Paid up to   Premiums Paid greater than
                                          Target Premium --     Target Premium --
                                          load as a percentage  load as a percentage
Policy Year(s)                            of that portion       of that portion
----------------------------------------  --------------------  --------------------------
1                                                7.50%                     1.00%
2                                                6.00                      1.00
3-5                                              3.50                      1.00
6 and after                                      1.50                      1.00

PREMIUM LOAD REFUND

In certain circumstances described below, if you surrender your policy within 60 months after Date of Issue, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. To determine the Surrender Value during the premium load refund period the Total Account Value will be reduced by the amount of any Loan Account Value, including accrued interest. That amount would be increased by the applicable credit for the premium load. A decrease in the specified amount in Policy Years 1 or 2 will proportionately decrease the amount of any premium load refund. This refund is not guaranteed and is not available if your Policy is in default. There is no refund after 60 months.

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $500,000, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7% of premium paid in the first Policy Year up to the Target Premium and 3% of premium paid in the first Policy Year above Target Premium plus the Premium Tax Charge. For months 13 through 24, the refund is 75% of the First Policy Year refund amount.

Currently, for cases with average annual planned premiums of $500,000 or greater, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7.50% of premium paid in the first Policy Year up to the Target Premium and 1% of premium paid in the first Policy Year above Target Premium plus the premium tax charge. For months 13 through 60, the refund is 100% of the First Policy Year refund amount.

If the Policy has an average annual premium of $500,000 or greater, and has the Cash Value Enhancement Rider, the Rider benefit replaces the Premium Load Refund benefit in the event of a full surrender of the Policy within 7 years of the Date of Issue.

PREMIUM TAX CHARGE

An amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

A Monthly Deduction is made from the Total Account Value. The Monthly Deduction is made as of the same day each month, beginning with the Date of Issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance is the portion of the monthly deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance depends on the Issue Age, risk class of the Insured and the number of Policy Years elapsed and Specified Amount of the Policy.

Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will begin as of the Date of Issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the Specified Amount of the Policy issued, even if any temporary insurance coverage provided during the underwriting period was for a lesser amount.

The Monthly Deduction also includes a monthly administrative expense charge of $6 currently, guaranteed not to exceed $10 during all Policy Years.

The monthly administrative expense charge is for items such as premium billing and collection, Policy value calculation, confirmations and periodic reports and will not exceed our costs. The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values.

CHARGES AND FEES ASSOCIATED WITH THE VARIABLE FUNDING OPTIONS

MORTALITY AND EXPENSE RISK CHARGE

The Company deducts a daily charge from the assets of Account S for mortality and expense risks assumed by it in connection with the Policy.

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $500,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

                                                             Annualized Mortality and
         Policy Years                                        Expense Risk Charge
         ------------                                        ------------------------
         1-10                                                0.70%
         11 and after                                        0.35

Currently, for cases with annual planned premiums of $500,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

                                                             Annualized Mortality and
         Policy Years                                        Expense Risk Charge
         ------------                                        ------------------------
         1-10                                                0.40%
         11-20                                               0.20
         21 and after                                        0.10

The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.80% of average daily net assets on an annualized basis.

REDUCTION OF CHARGES

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

- The amount of premium you intend to pay;

- Which life insurance qualification method best suits your needs--Cash Value Accumulation or Guideline Premium;

- Which one of the three Death Benefit Options you would like, and the Premium Accumulation Rate you would like if you choose Death Benefit Option 3;

- The way your net premiums will be allocated to the Funds and/or the Fixed Account.

Each of these choices is described in detail below:

PREMIUM PAYMENTS

Planned Premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional Premiums are any premiums you pay in addition to Planned Premiums.

Payment of Minimum Monthly Premiums, Planned Premiums, or Additional Premiums in any amount will not guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. The Policy's surrender value must be sufficient to cover the next Monthly Deduction.

At any time, you may increase your Planned Premium by written notice to us, or pay Additional Premiums, except that:

- We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year increases the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

- If you have chosen the Guideline Premium method for life insurance qualification, in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance. (See "Tax Considerations for Policy owners.")

- If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

- If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

- After your first premium payment all premiums must be sent to our Administrative Office. Your premium payments received will be allocated as you have directed and amounts allocated to the Funds will be credited at the Accumulation Unit value determined at the end of the business day after each payment is received.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Date of Issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. The Date of Issue is the date from which policy years, policy anniversaries and Attained Age are determined. The Date of Coverage is the date on or after the Date of Issue that the initial premium has been paid (1) while the Insured is alive and
(2) prior to any change in health and insurability, as represented in the application. Issue Age is the Insured's age on his/ her birthday closest to the Policy Date of Issue. Backdating may be desirable, for example, so that you can purchase a particular Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Date of Issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with Accumulation Units. You cannot be credited with Accumulation Units until your Net Premium is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"). At the time of purchase, you may choose a Policy which uses either the Guideline Premium test or the Cash Value Accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to Total Account Value. We refer to the ratios as Applicable Percentages. We refer to required life insurance coverage in excess of the Total Account Value as the Death Benefit corridor.

The Applicable Percentages for the Guideline Premium test are 250% through Attained Age 40, decreasing over time to 100% at Attained Age 95 and above. Attained Age is the Issue Age of the Insured increased by the number of Policy Years elapsed. The Guideline Premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified Death Benefit. The Cash Value Accumulation test does not limit premiums which may be paid but has higher required Applicable Percentages. For example, Applicable Percentages for Non-Smokers range from 670% at Attained Age 20 to 350% at Attained Age 40 to 100% at Attained Age 100.

If your primary objective is to pay as much premium as possible into the Policy to target a cash value funding objective, generally a Cash Value Accumulation method policy will best meet your needs, since it generally permits higher premium payments. The choice, however, might result in higher eventual Cost of Insurance charges because of the higher Death Benefit corridor.

In addition, the payment of higher premiums which would be associated with choosing the Cash Value Accumulation method increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limit during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation. (See "Tax Considerations for Policyowners".)

If your primary objective is to maximize the potential for growth in Total Account Value, or to conserve Total Account Value, generally a Guideline Premium Policy will best meet your needs. This is because the Applicable Percentages are lower, resulting in lower Cost of Insurance charges for the smaller required Death Benefit corridor coverage.

If your primary objective is to provide a specified Death Benefit at low cost, then generally there is no difference between the testing methods because the planned premium will be less than the maximum premium limit under the Guideline Premium test and additional Death Benefit insurance coverage may not be necessary under either testing method to comply with the Death Benefit corridor requirements. The Policy's Death Benefit may also be referred to as the Target Face Amount. If a Term Insurance Rider is attached to the Policy, the Target Face Amount is the Term Insurance Rider's Benefit Amount plus the Policy's Death Benefit which is dependent upon the Death Benefit Option in effect.

DEATH BENEFIT OPTIONS

At the time of purchase, you must choose from three available Death Benefit Options. The amount payable under the option chosen will be determined as of the date of the Insured's death. The Death Benefit may be affected by partial surrenders. The Death Benefit for all three options will be reduced by the Loan Account Value plus any accrued interest.

Under OPTION 1, the Death Benefit will be the greater of the Specified Amount or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 1 generally provides a level Death Benefit.

Under OPTION 2, the Death Benefit will be the greater of the Specified Amount, plus the Total Account Value or the Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under OPTION 3, the Death Benefit will be the greater of the Specified Amount plus the Accumulated Premium(s) accumulated at the Premium Accumulation Rate or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value but will not exceed the total Death Benefit paid under Option 2. This option may only be selected at issue.

The Accumulated Premium is the sum of all the premiums paid from the Date of Issue accumulated at the Premium Accumulation Rate. You select the Premium Accumulation Rate at issue. Any rate requested in excess of 10% may be subject to additional underwriting.

The choice of Death Benefit Option should be based upon the pattern of Death Benefits which best matches the intended use of the Policy. For example, an Option 1 Policy should be chosen for a simple, fixed, level total Death Benefit need. Option 2 would be chosen to provide a level death benefit in addition to the Policy Total Account Value, and Option 3 would provide a level death benefit for the Specified Amount plus a return of Accumulated Premiums.

Choosing the option which provides the lowest pattern of Death Benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the Total Account Value. Other than providing the appropriate pattern of desired Death Benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options are based upon the amount at risk, the difference between the Death Benefit and the Total Account Value each month.

The same is true for the choice of a Premium Accumulation Rate under Option 3. Choice of a higher Premium Accumulation Rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in Total Account Value.

ALLOCATIONS AND TRANSFERS TO FUNDING OPTIONS

At purchase, you must decide how to allocate your Net Premiums among the Funds and/or the Fixed Account. Net Premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to or transferring values among the Funds.

Before the Maturity Date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. The Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each Policy anniversary, and before the Maturity Date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Policy anniversary and will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1,000.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values determined at the end of the Valuation Period after your request is received by our Administrative Office. (See "Accumulation Unit Value.") The Valuation Period is the period of time from when the Company determines the Accumulation Unit Value and Settlement Option Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

POLICY VALUES

TOTAL ACCOUNT VALUE

The Total Account Value is the sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.

We will allocate each Net Premium (the premium paid, less both the premium load and the premium tax charge) to a funding option in the Separate Account and credit it in the form of Accumulation Units. An Accumulation Unit is used to measure the value of a Policyowner's interest in each applicable funding option used to calculate the value of the variable portion of the Total Account Value before election of a settlement option. We will credit each Net Premium we receive after your policy is issued to your Policy at the Accumulation Unit Value for a selected Fund at the end of the business day we receive it. The number of Accumulation Units credited is the Net Premium divided by that Accumulation Unit Value. Shares in each Fund you select will be purchased for the Separate Account at the Fund's net asset value next computed after we receive the Net Premium. Since each Fund has its own Accumulation Unit value if you choose a combination of funding options, you will have Accumulation Units credited for each funding option.

Separate Account Value is the sum of values in each Separate Account funding option which is the total number of Accumulation Units times the current Accumulation Unit Value. To that we add any Fixed Account values and any Loan Account Values to arrive at the Policy's Total Account Value.

The number of Accumulation Units you have is not changed by any change in the value of an Accumulation Unit. The number is increased by contributions or transfers and decreased by charges and withdrawals.

There is no guarantee that the Separate Account Value will equal or exceed Net Premiums placed in the Separate Account.

We will notify you annually as to the number of Accumulation Units credited to your Policy for each Fund, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

ACCUMULATION UNIT VALUE

We convert any Net Premium payment allocated to, or Policy Value transferred to a variable Sub-Account into Variable Accumulation Units. The Variable Accumulation Unit Value for a Variable Sub-Account is determined by:

- multiplying the Fund shares owned by the Variable Sub-Account at the beginning of the business day by the net asset value per share at the end of the business day and adding any dividend or other distribution during the business day; minus

- the daily Variable Sub-Account charges which may include a tax charge or credit; and

- dividing the result of the foregoing subtraction by the number of Variable Accumulation Units for that Variable Sub-Account at the beginning of the business day.

The Accumulation Unit Value may increase or decrease from business day to business day.

MATURITY VALUE

The Maturity Date is the Policy Anniversary nearest the Insured's 100th birthday.

The Maturity Value of the Policy is the Total Account Value on the Maturity Date, less the Loan Account Value and any unpaid accrued interest.

SURRENDER VALUE

The Surrender Value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the Total Account Value minus the Loan Account Value and any accrued interest, plus any credit from the Premium Load Refund, or the Cash Value Enhancement Rider, if applicable. All or part of the Surrender Value may be applied to one or more of the Settlement Options. If you make a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.

If the Policy has the Cash Value Enhancement Rider, and the Policy is fully surrendered within 7 years of the Date of Issue, you will also receive the Cash Value Enhancement benefit as described in the Cash Value Enhancement Rider section of this Prospectus. The Cash Value Enhancement Rider, if elected, replaces the Premium Load Refund provision.

POLICY RIGHTS

PARTIAL SURRENDERS

A partial surrender may be made at any time after the first Policy Year. If, at the time of a partial surrender your Total Account Value is attributable to more than one funding option, the transaction charge and the amount paid to you upon the surrender will be taken proportionately from the Accumulation Unit values in each funding option.

The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a Settlement Option.

For an Option 1 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value and the Death Benefit, but it will not reduce the Specified Amount.

For an Option 3 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

We will pay you on a full or partial surrender within seven calendar days after we receive your written request, facsimile or internet request at our Administrative Office in satisfactory form. Payment may be postponed if the New York Stock Exchange has been closed or trading has been restricted or an emergency exists. Your payment from the Fixed Account Values may be deferred up to six months except when used to pay premiums to the Company.

The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

If the Specified Amount changes, the Premium required to maintain the Guaranteed Death Benefit also changes. The new required Premium will be determined by the new Specified Amount.

POLICY LAPSE AND REINSTATEMENT

A lapse occurs if your Monthly Deduction is greater than the Policy's Surrender Value and no payment to cover the deduction is made within 61 days of our notifying you, unless your Policy is continued under the Guaranteed Death Benefit.

You can apply for reinstatement within five years after the date of lapse and before the Maturity Date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deductions, plus two additional Monthly Deductions. In the event of reinstatement, the Policy will be reinstated on the monthly deduction day following our approval. The Policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any loan account value will not be reinstated.

GUARANTEED DEATH BENEFIT

The Guaranteed Death Benefit assures that as long as the Guaranteed Death Benefit premium test, as described below, is met, the Policy will stay in force even if the Surrender Value is insufficient to cover current monthly deductions. The Guaranteed Death Benefit premium is a specified amount of premium required to keep the Policy in force to age 100 of the Insured.

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the guaranteed death benefit then in effect. In order for the guaranteed death benefit to be in effect, the cumulative premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium times the number of months elapsed since the Policy's date of issue.

If these premiums are deficient, the Policy owner will be notified and given 61 days to pay the amount deficient. If the amount deficient is not received within the 61-day period, the guaranteed death benefit will terminate.

The guaranteed death benefit may not be available to all risk classes. If the guaranteed death benefit is terminated it may not be reinstated.

Increases, decreases, partial surrenders, and death benefit options changes may affect the guaranteed death benefit premium. These events and loans may also affect the Policy's ability to remain in force even if the cumulative annual guaranteed death benefit test has been met.

POLICY LOANS

The maximum loan amount is 90% of Total Account Value unless individual state laws require otherwise. The Loan Account Value, which is the loan amount plus interest, reduces any proceeds payable.

Any loan made will be taken proportionally from the amount in each funding option. Repayments on the loan will be allocated in proportion to current premium allocations, and will reduce the Loan Account Value.

The annual rate we charge during any Policy Year will be:

- the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

- 4.8%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year's and decrease only when it would be at least 0.5% lower than the prior Policy Year's.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any unpaid interest is added to the loan.

The Loan Account Value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%. In other words:

Annual Loan Interest earned = policy loan interest rate - spread

Currently, the spread is the following:

- For cases with average annual planned premiums of $100,000 or greater but less than $500,000:

Years 1-10                                0.70%
Years 11 and thereafter                   0.35

- For cases with average annual planned premiums of $500,000 or greater:

Years 1-10                                0.40%
Years 11-20                               0.20
Years 20 and thereafter                   0.10

The interest earned by the Loan Account Value will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.

POLICY CHANGES

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

INCREASES: You may increase the Specified Amount of your Policy at any time subject to satisfactory evidence of insurability which may be required.

DECREASES: Generally, you may decrease the Specified Amount of your Policy with our consent; however, no decrease may reduce the Specified Amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the fifth Policy Year may be subject to approval of this feature by state regulatory agencies and is subject to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the Policy owner.

- Changes from Option 1 to Option 2 are allowed at any time. The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

- Changes from Option 2 to Option 1 are allowed at any time. The new Specified Amount will equal the Specified Amount plus the Total Account Value as of the time of the change.

- Changes from Option 3 to Option 1 are allowed at any time. The Specified Amount will be increased to equal the Specified Amount prior to the change plus the lesser of the Accumulated Premiums or the Total Account Value at the time of the change.

- Changes from Option 3 to Option 2 are allowed at any time. The Specified Amount will be reduced to equal the Specified Amount prior to the change minus the greater of zero or the difference between the Total Account Value and the sum of the Accumulated Premiums at the time of the change.

- Changes from Options 1 or 2 to Option 3 are not allowed.

Increases in the Specified Amount will increase the Guaranteed Death Benefit Premium and decreases will decrease this premium. The premium required to maintain the Guaranteed Death Benefit will be based on the new Specified Amount.

RIGHT TO EXAMINE THE POLICY

The Policy has a "Right to Examine Period" during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy. Some states provide a longer period of time to exercise these rights. Your Policy will indicate if you have more than 10 days to review the Policy. If you return (cancel) the Policy, we will pay a refund of (1) the difference between payments made and amounts allocated to the Separate Account, plus (2) the value of the amount allocated to the Separate Account as of the date the returned Policy is received by us, plus (3) any fees imposed on the amounts allocated to the Separate Account. However, some state laws require that the refund be equal to all premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums you paid by check may be delayed until the check clears your bank.

DEATH BENEFIT

The Death Benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the Settlement Options or such options as we may choose to make available in the future. Payment of the Death Benefit may be delayed if the Policy is being contested.

POLICY SETTLEMENT

SETTLEMENT OPTIONS

Proceeds in the form of Settlement Options are payable by the Company upon the Insured's death, upon Maturity of the Policy, or upon election of one of the Settlement Options.

Upon the death of the Insured the proceeds of the Policy will be paid to the Beneficiary(ies) in the form of an annuity in Settlement Option 1, 2 or 3 if the Beneficiary(ies) so elect. An annuity is a series of payments for a definite period of time or for the life of an individual. For Settlement Option 4, payments of requested amounts are made at the request of the Payee or payments may be through one of the other available Settlement Options.

All or part of the Proceeds of this Policy may be applied, under one or more of the options described below. An election shall be made by written request to our Administrative Office. The Payee of Proceeds may make this election if no prior election has been made.

The Payee must designate whether the payments will be:

- on a fixed basis

- on a variable basis, or

- a combination of fixed and variable.

Variable Settlement Options will be supported by the then available Funds of the Company's Variable Annuity Account N (Account N), a separate account very similar to the Separate Account, except that Account N supports variable annuity benefits rather than variable life insurance benefits. We will provide an Account N prospectus in connection with selection of a Settlement Option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account N. The available Funds may be and the charges imposed on Account N are expected to be different from those that relate to the Separate Account prior to commencement of a Settlement Option. Accordingly, you should review the Account N prospectus, as well as prospectuses for Account N's underlying Funds, prior to selecting any variable payment Settlement Option. A minimum monthly payment of $50 from each funding option will be required.

You make transfers among Funds while receiving payments on a variable basis under our administrative procedures in effect at the time. Currently, we limit the number of transfers to three per calendar year, but we can change this limit in the future.

If no designation is made, the Separate Account Value shall be used to provide a variable payment, and the Fixed Account Value shall be used to provide a fixed payment.

If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.

ANNUITY PAYMENT OPTIONS:

OPTION 1 -- LIFE ANNUITY/LIFE ANNUITY WITH GUARANTEED PERIOD -- Fixed and/or variable annuity payments will be made for the lifetime of the Annuitant with no certain period, or life and a 10 year certain period, or life and a 20 year certain period.

OPTION 2 -- UNIT REFUND LIFE ANNUITY -- Variable annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if
(a) the number of the Fund settlement option annuity units initially purchased (determined by dividing the total dollar amount applied to purchase this settlement option by the Fund settlement option annuity unit value on the Annuity Commencement Date) is greater than (b) the number of Fund settlement option annuity units paid as part of each variable annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the number of Fund settlement option annuity units determined by (a) minus (b) will be made. The refund payment value will be determined using the Fund settlement option annuity unit value on the Valuation Date on which the death claim is approved by us for payment after we have received (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

OPTION 3 -- CASH REFUND LIFE ANNUITY -- Fixed annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the total dollar amount applied to purchase this option is greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the dollar amount of (a) minus (b) will be made. The refund payment will be made on the Valuation Date on which the death claim is approved by us for payment after we are in receipt of (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

OPTION 4 -- JOINT LIFE ANNUITY/JOINT LIFE ANNUITY WITH GUARANTEED PERIOD -- Fixed and/or variable payments will be made during the joint life of the Annuitant and a Joint Annuitant of the Owner's choice. Payments will be made for life with no certain period, or life and a 10 year certain period, or life and a 20 year certain period. Payments continue for the life of the survivor at the death of the Annuitant or Joint Annuitant.

Other Options--other options may be available as agreed upon in writing by us.

TERM INSURANCE RIDER

The Policy can be issued with a Term Insurance Rider as a portion of the total Death Benefit. The Rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The Rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in Total Account Value to fund life insurance coverage in later Policy Years. However, term coverage does not have an associated Account Value. The amount of coverage provided under the Rider's Benefit Amount varies from month to month.

The Benefit Amount is the Target Face Amount minus the Specified Amount. However, if the Death Benefit of the Policy is defined as a percentage of the Total Account Value, the Benefit Amount is zero.

The cost of the Rider is added to the Monthly Deductions, and is based on the Insured's premium class, Issue Age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year.

If the Policy's Death Benefit increases as a result of an increase in Total Account Value (see "Life Insurance Qualification"), the Rider's Target Death Benefit will be reduced by an equivalent amount to maintain the total desired Death Benefit.

The Rider's Death Benefit is included in the total Death Benefit paid under the Policy. (See "Death Benefit Options.")

CASH VALUE ENHANCEMENT RIDER

The Policy can be issued with a Cash Value Enhancement Rider. This Rider provides additional Surrender Value if the Policy is fully surrendered within 7 years of the Date of Issue of the Policy. This Rider must be elected at application, and is only available on policies with an average annual premium of $500,000 or greater. If the Cash Value Enhancement Rider is elected, its benefit replaces the Premium Load Refund benefit on the Policy. There is no cost for this Rider.

Under this Rider, the full Surrender Value of the Policy will equal:

1. The Total Account Value on the date of surrender; less

2. The Loan Account Value plus any accrued interest; plus

3. The Cash Value Enhancement ("CVE") benefit.

The Cash Value Enhancement benefit will equal:

1. The Cash Value Enhancement Rate (CVE%); times

2. The Term Blend Adjustment Factor; times

3. The Cumulative Cash Value Enhancement Premium.

The current value of the Cash Value Enhancement Rate varies by Policy Year:

Policy Year                                         CVE%
-----------                                         -----
1                                                   14.0%
2                                                   11.0%
3                                                    9.0%
4                                                    7.0%
5                                                    5.0%
6                                                    3.0%
7                                                    1.0%

The Cash Value Enhancement Rate may be changed at any time, and will not exceed 15% in any policy year.

The Term Blend Adjustment Factor is equal to 1.0 unless a Term Insurance Rider is attached to this Policy. If a Term Insurance Rider is attached to this Policy, the Term Blend Adjustment Factor will equal

      - 0.6, plus

      - 0.4 times the ratio of the Basic Policy Specified Amount to the Target Face Amount.

The Cumulative CVE Premium is the sum of the CVE Premium for all prior policy years, plus the CVE Premium for the current policy year. During the first policy year, the sum of the CVE Premium for all prior policy years is zero. The CVE Premium for any policy year is the lesser of (a) and (b):

      (a) the sum of premiums paid during the policy year; less the sum of any partial surrenders during the policy year; or

      (b) the Target Premium for the policy year; times the ratio of the Target Face Amount to the Basic Policy Specified
      Amount.

This Rider will end on the first to occur of:

      - seven years after the Date of Issue of this Policy; or

      - the Maturity Date of this Policy; or

      - the date this Policy ends; or

      - the next Monthly Deduction Day after we receive your written request to terminate this Rider.

This Rider will terminate in the event that this Policy is exchanged for another under Section 1035 of the Internal Revenue Code.

In our discretion, we may offer additional riders that may alter the benefits or charges in your Policy. Riders may have tax consequences.

THE COMPANY

The Company is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.

                Name, Address and
           Position(s) with Registrant                    Principal Occupations Last Five Years
--------------------------------------------------  --------------------------------------------------
JON A. BOSCIA                                       Chief Executive Officer and Chairman of the Board
PRESIDENT AND DIRECTOR                              of Directors [3/01-present] Lincoln National
1500 Market Street                                  Corporation; President and Director
Suite 3900                                          [12/99-present] The Lincoln National Life
Philadelphia, PA 19102                              Insurance Company. Formerly:President, Chief
                                                    Executive Officer and Director [1/98-3/01],
                                                    Lincoln National Corporation; President, Chief
                                                    Executive Officer and Director [10/96-1/98] and
                                                    President and Chief Operating Officer
                                                    [5/94-10/96], The Lincoln National Life Insurance
                                                    Company.

                Name, Address and
           Position(s) with Registrant                    Principal Occupations Last Five Years
--------------------------------------------------  --------------------------------------------------
JANET CHRZAN                                        Senior Vice President and Chief Financial Officer
SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER   [4/00-present], Formerly: Vice President and
                                                    Treasurer [8/95-4/00], The Lincoln National Life
                                                    Insurance Company.

JOHN H. GOTTA                                       Chief Executive Officer of Life Insurance, Senior
CHIEF EXECUTIVE OFFICER OF LIFE INSURANCE, SENIOR   Vice President, Assistant Secretary and Director
VICE PRESIDENT, ASSISTANT SECRETARY AND DIRECTOR    [12/99-present]. Formerly: Senior Vice President
350 Church Street                                   and and Assistant Secretary [4/98-12/99], Senior
Hartford, CT 06103                                  Vice President [2/98-4/98, Vice President and
                                                    General Manager [1/98-2/98], The Lincoln National
                                                    Life Insurance Company; Senior Vice President
                                                    [3/96-12/97], Connecticut General Life Insurance
                                                    Company; Vice President [8/94-3/96], Connecticut
                                                    (Massachusets Mutual) Mutual Life Insurance
                                                    Company.

CHARLES E. HALDEMAN                                 Director [7/00-present], The Lincoln National Life
DIRECTOR                                            Insurance Company; President, Chief Executive
One Commerce                                        Officer and Director [1/00-present], Lincoln
2005 Market Street                                  National Investment Companies, Incorporated;
Philadelphia, PA 19103                              President, Chief Executive Officer and Director
                                                    [1/00-present], Delaware Management Holdings,
                                                    Incorporated; President and Director
                                                    [7/00-present], Lincoln Investment Management,
                                                    Incorporated. Formerly: President and Chief
                                                    Operating Officer [2/98-1/00], United Asset
                                                    Management Corporation; Director and Partner
                                                    1/85-12/99], Cooke & Bieler, Incorporated.

J. MICHAEL HEMP                                     President and Director [7/97-present], Lincoln
SENIOR VICE PRESIDENT                               Financial Advisors Incorporated; Senior Vice
350 Church Street                                   President [formerly Vice President]
Hartford, CT 06103                                  [10/95-present], The Lincoln National Life
                                                    Insurance Company.

GARY W. PARKER                                      Senior Vice President and Chief Product Officer
SENIOR VICE PRESIDENT AND CHIEF PRODUCT OFFICER     [3/00-present], Vice President, Product Management
350 Church Street                                   [7/98-3/00], The Lincoln National Life Insurance
Hartford, CT 06103                                  Company. Formerly: Senior Vice President, Life
                                                    Products [10/97-6/98], Vice President, Marketing
                                                    Services [9/89-10/97], Life of Virginia.

SEE YENG QUEK                                       Chief Investment Officer and Director
CHIEF INVESTMENT OFFICER AND DIRECTOR               [5/01-present], The Lincoln National Life
One Commerce Square                                 Insurance Company; Senior Vice President
Philadelphia, PA 19103                              [8/00-present], Delaware Investments. Formerly:
                                                    Vice President [2/93-7/00], Conseco Capital
                                                    Management, Incorporated.

LAWRENCE T. ROWLAND                                 Executive Vice President [10/96-present],
EXECUTIVE VICE PRESIDENT AND DIRECTOR               Formerly: Senior Vice President [1/93-10/96], The
One Reinsurance Place                               Lincoln National Life Insurance Company. Chairman,
1700 Magnavox Way                                   Chief Executive Officer, President and Director
Fort Wayne, IN 46802                                [10/96-present], Formerly: Senior Vice President
                                                    [10/95-10/96], Vice President [10/91-10/95,
                                                    Lincoln National Reassurance Company.

LORRY J. STENSRUD                                   Chief Executive Officer of Annuities, Executive
CHIEF EXECUTIVE OFFICER OF ANNUITIES, EXECUTIVE     Vice President and Director [6/00-present], The
VICE PRESIDENT AND DIRECTOR                         Lincoln National Life Insurance Company. Formerly:
                                                    President and Chief Executive Officer [6/95-6/00],
                                                    Cova Life Insurance (Xerox Life).

                Name, Address and
           Position(s) with Registrant                    Principal Occupations Last Five Years
--------------------------------------------------  --------------------------------------------------
TODD R. STEPHENSON                                  Senior Vice President and Treasurer
SENIOR VICE PRESIDENT AND TREASURER                 [4/00-present], The Lincoln National Life
                                                    Insurance Company. Formerly: Senior Vice
                                                    President, Chief Financial Officer and Assistant
                                                    Treasurer [3/99-4/00], The Lincoln National Life
                                                    Insurance Company; Senior Vice President and Chief
                                                    Operating Officer [1/98-3/99], Lincoln Life &
                                                    Annuity Distributors, Inc.; Senior Vice President
                                                    and Chief Operating Officer [1/98-3/99], Lincoln
                                                    Financial Advisors Corporation; Senior Vice
                                                    President, Treasurer, Chief Financial Officer and
                                                    Director [2/95-12/97], American States Insurance
                                                    Company.

RICHARD C. VAUGHAN                                  Executive Vice President and Chief Financial
DIRECTOR                                            Officer [1/95-present], Formerly: Senior Vice
Centre Square                                       President and Chief Financial Officer [6/92-1/95],
West Tower                                          Lincoln National Corporation.
1500 Market Street
Suite 3900
Philadelphia, PA 19102

ADDITIONAL INFORMATION

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary and before proceeds are applied to a Settlement Option, we will send you a report containing the following information:

- a statement of changes in the Total Account Value and Surrender Value since the prior report or since the Date of Issue, if there has been no prior report. This includes a statement of Monthly Deductions and investment results and any interest earnings for the report period;

- Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary;

- a projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.

If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each Separate Account. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100. The result is the number of votes you may direct. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.

The number of Fund shares which each Policy owner is entitled to direct a vote is determined by dividing the portion of Total Account Value attributable to a Fund, if any, by the net asset value of one share in the Fund. Where the value of the Total Account Value or the Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting. Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the Separate Account.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determined that the change would have an adverse effect on the Separate Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

FUND PARTICIPATION AGREEMENTS

In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .45% of the assets attributable to the Policies.

STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the state of Indiana, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Indiana and in other jurisdictions where they are offered.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

LEGAL PROCEEDINGS

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life reached an agreement to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement received court approval and has become final. The owners of approximately 4,300 policies (approximately 1% of the class) excluded themselves (opted-out) from the settlement and will not be bound by the settlement.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

THE REGISTRATION STATEMENT

A Registration Statement under the 1933 Act has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES

Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for Lincoln Life, are also registered representatives of Lincoln Financial Advisors Corp. or Lincoln Financial Distributors (both registered representatives affiliated with Lincoln). The Policy may also be sold by registered representatives of other broker-dealers. Registered representatives may receive commission and service fees up to 35% of the first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, Lincoln Life may pay equivalent amounts over time based on Accumulation Value. Selling representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD 2820] is represented by such things as office space, computers, club credit, newsletters and training.

The selling office receives additional compensation on the first year premium and all additional premiums. In some situations the selling office may elect to share its commission with the registered representative. Depending in the particular selling arrangements there may be others who Lincoln compensates for distribution activities. (For example, Lincoln Life may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.)

All compensation is paid from Lincoln Life's resources, which include sales charges made under this Policy.

RECORDS AND ACCOUNTS

Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Funds shares held in the Separate Account will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

EXPERTS

The financial statements of the Separate Account for the year ended
December 31, 2000 and the statutory-basis financial statements of Lincoln Life for the year ended December 31, 2000 appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802 as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by Kenneth Reeves, ASA, MAAA, as stated in the opinion filed as an exhibit to the registration statement.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the registration statement.

ADVERTISING

Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. Lincoln Life may advertise these ratings from time to time. In addition, Lincoln Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, Lincoln Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

TAX ISSUES

INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift, and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

POLICIES WHICH ARE MECS

CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

POLICIES WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY
YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

OTHER CONSIDERATIONS

INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

COMMUNICATIONS WITH LINCOLN LIFE

PROPER WRITTEN FORM

Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to us, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office.

TELEPHONE TRANSACTION PRIVILEGES

We allow telephone transactions authorized in proper written form by you or the applicant. To effect a permitted telephone transaction, you or your authorized representative must call the Administrative Office and provide, as identification, your policy number, a requested portion of your Social Security number, and such other authenticating information as we may require. We disclaim all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledge that if we do not follow these procedures, which we believe to be reasonable, we may be liable for such losses.

Please note that the telephone and/or facsimile may not always be available. Any telephone, facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

MISCELLANEOUS POLICY PROVISIONS

The Policy, including riders, which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

PAYMENT OF BENEFITS

All benefits are payable by us. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

INCONTESTABILITY

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's Date of Issue.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date.

SUICIDE

In most states, if the Insured commits suicide within two years from the Date of Issue, the only benefit paid will be the sum of:

A)  premiums paid less amounts allocated to the Separate Account; and

B) the Separate Account Value on the date of suicide, plus the portion of the Monthly Deduction from the Separate Account Value, minus

C) the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

COVERAGE BEYOND MATURITY

We will continue coverage beyond the Maturity Date if: (1) your Cash Surrender Value remains positive; and (2) you do not select a Settlement Option under the policy. The Maturity Date for this Policy is the Policy Anniversary nearest the Insured's 100th birthday.

Under Coverage Beyond Maturity, at the Maturity Date we will transfer the Separate Account Value to the Fixed Account. We will then continue to pay interest on the Total Account Value of the Policy as described in Policy Values--Interest Credited.

Where permitted by law we will continue to charge you Monthly Deductions, except that we will not charge you any Cost of Insurance. In addition, Loan Interest on any loans outstanding on the Maturity Date will continue to accrue. Coverage Beyond Maturity is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available once this Coverage Beyond Maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the Maturity Date. Therefore, you should consult your tax advisor before the Policy becomes eligible for Coverage Beyond Maturity.

NONPARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

                                   APPENDIX A

ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND SURRENDER VALUES.

The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values and Surrender Values of a Policy issued with an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, VII and VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwritten issue. Tables III, IV, IX and X illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V, VI, XI and XII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. Tables I through VI show values under the Guideline Premium Test for the definition of life insurance, and Tables VII through XII show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over a designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, V, VII, IX and XI assume the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.80% on an annual basis, the maximum allowable premium load of 12% up to the first year's Target Premium and 5% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 9% up to the second year's Target Premium and 5% over the Target Premium, are assessed in the second through fifth Policy Year and 5% on all premium in all Policy years thereafter.

Tables II, IV, VI, VIII, X and XII assume that the current scale of Cost of Insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.40% on an annual basis for the first 10 policy years, 0.20% for policy years 11-20, and 0.10% for policy years 21 and thereafter, the current premium load of 7.50% up to the first policy year's target premium and 1.0% over the target premium, the current premium load of 6.0% up to the second policy year's target premium and 1.0% over the target premium, the current premium load of 3.50% up to the third through the fifth years' target premiums and 1.0% over the target premiums, the current premium load of 1.50% up to the sixth and later years' target premiums and 1.0% over the target premiums.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See individual prospectuses for each Fund for more information.

In addition, these values reflect the application of the mortality and expense risk charge, premium load and an assumed premium tax charge of 2.20% on all premium. After deduction of these amounts, the illustrated net annual return is -1.63%, 4.37%, and 10.37% on a maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.23%, 4.77% and 10.97% for Policy Years 1-10, -1.03%, 4.97% and 10.97% for Policy Years 11-20
and -0.93%, 5.07% and 11.07% for years 21+.

The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.83% of the daily net asset value of the Variable Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2000.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Account S, and if no Policy loans have been made. The tables are based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                    TABLE I
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $502,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                   TOTAL ACCOUNT VALUE                SURRENDER VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT            GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                          RETURN OF                        RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -------------------------------  -------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ----------  --------  ---------  ----------
 1                10,500     502,000     502,000      502,000     6,195      6,638       7,082     6,195      6,638       7,082
 2                21,525     502,000     502,000      502,000    12,443     13,736      15,085    12,443     13,736      15,085
 3                33,101     502,000     502,000      502,000    18,442     20,997      23,773    18,442     20,997      23,773
 4                45,256     502,000     502,000      502,000    24,193     28,431      33,222    24,193     28,431      33,222
 5                58,019     502,000     502,000      502,000    29,677     36,022      43,495    29,677     36,022      43,495

 6                71,420     502,000     502,000      502,000    35,282     44,192      55,123    35,282     44,192      55,123
 7                85,491     502,000     502,000      502,000    40,585     52,525      67,789    40,585     52,525      67,789
 8               100,266     502,000     502,000      502,000    45,568     61,011      81,598    45,568     61,011      81,598
 9               115,779     502,000     502,000      502,000    50,198     69,630      96,655    50,198     69,630      96,655
10               132,068     502,000     502,000      502,000    54,451     78,366     113,092    54,451     78,366     113,092

15               226,575     502,000     502,000      502,000    69,574    123,785     222,639    69,574    123,785     222,639
20               347,193     502,000     502,000      502,000    71,628    171,399     405,175    716,28    171,399     405,175
25               501,135     502,000     502,000      822,333    51,783    218,206     708,908    51,783    218,206     708,908
30               697,608           0     502,000    1,280,538         0    260,993   1,196,764         0    260,993   1,196,764

20 (Age 65)      347,193     502,000     502,000      502,000    71,628    171,399     405,175    71,628    171,399     405,175

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $502,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                10,500     502,000     502,000      502,000       7,817       8,324        8,831
 2                21,525     502,000     502,000      502,000      15,587      17,101       18,677
 3                33,101     502,000     502,000      502,000      23,380      26,430       29,732
 4                45,256     502,000     502,000      502,000      30,922      36,050       41,826
 5                58,019     502,000     502,000      502,000      38,245      46,008       55,110

 6                71,420     502,000     502,000      502,000      45,578      56,563       69,972
 7                85,491     502,000     502,000      502,000      52,742      67,556       86,389
 8               100,266     502,000     502,000      502,000      59,753      79,026      104,556
 9               115,779     502,000     502,000      502,000      66,605      90,994      124,667
10               132,068     502,000     502,000      502,000      73,249     103,438      146,902

15               226,575     502,000     502,000      502,000     103,106     174,317      301,620
20               347,193     502,000     502,000      689,484     125,542     261,714      565,151
25               501,135     502,000     502,000    1,171,786     143,196     377,477    1,010,160
30               697,608     502,000     569,462    1,879,000     149,455     532,207    1,756,075

20 (Age 65)      347,193     502,000     502,000      689,484     125,542     261,714      565,151

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1                9,217       9,724       10,231
 2               17,787      19,301       20,877
 3               26,080      29,130       32,432
 4               33,722      38,850       44,626
 5               40,745      48,508       57,610
 6               47,378      58,363       71,772
 7               53,442      68,256       87,089
 8               59,753      79,026      104,556
 9               66,605      90,994      124,667
10               73,249     103,438      146,902
15              103,106     174,317      301,620
20              125,542     261,714      565,151
25              143,196     377,477    1,010,160
30              149,455     532,207    1,756,075
20 (Age 65)     125,542     261,714      565,151

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE III
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $502,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                   TOTAL ACCOUNT VALUE                SURRENDER VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT            GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                          RETURN OF                        RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -------------------------------  -------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ----------  --------  ---------  ----------
 1                10,500     502,000     502,000      502,000     6,195      6,638       7,082     6,195      6,638       7,082
 2                21,525     502,000     502,000      502,000    12,443     13,736      15,085    12,443     13,736      15,085
 3                33,101     502,000     502,000      502,000    18,442     20,997      23,773    18,442     20,997      23,773
 4                45,256     502,000     502,000      502,000    24,193     28,431      33,222    24,193     28,431      33,222
 5                58,019     502,000     502,000      502,000    29,677     36,022      43,495    29,677     36,022      43,495

 6                71,420     502,000     502,000      502,000    35,282     44,192      55,123    35,282     44,192      55,123
 7                85,491     502,000     502,000      502,000    40,585     52,525      67,789    40,585     52,525      67,789
 8               100,266     502,000     502,000      502,000    45,568     61,011      81,598    45,568     61,011      81,598
 9               115,779     502,000     502,000      502,000    50,198     69,630      96,655    50,198     69,630      96,655
10               132,068     502,000     502,000      502,000    54,451     78,366     113,092    54,451     78,366     113,092

15               226,575     502,000     502,000      502,000    69,574    123,785     222,639    69,574    123,785     222,639
20               347,193     502,000     502,000      502,000    71,628    171,399     405,175    71,628    171,399     405,175
25               501,135     502,000     502,000      822,333    51,783    218,206     708,908    51,783    218,206     708,908
30               697,608           0     502,000    1,280,538         0    260,993   1,196,764         0    260,993   1,196,764

20 (Age 65)      347,193     502,000     502,000      502,000    71,628    171,399     405,175    71,628    171,399     405,175

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $502,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                10,500     502,000     502,000      502,000       7,622       8,122        8,623
 2                21,525     502,000     502,000      502,000      15,202      16,692       18,243
 3                33,101     502,000     502,000      502,000      22,848      25,845       29,091
 4                45,256     502,000     502,000      502,000      30,319      35,357       41,034
 5                58,019     502,000     502,000      502,000      37,620      45,253       54,203

 6                71,420     502,000     502,000      502,000      44,954      55,764       68,958
 7                85,491     502,000     502,000      502,000      52,116      66,708       85,255
 8               100,266     502,000     502,000      502,000      59,106      78,108      103,269
 9               115,779     502,000     502,000      502,000      65,909      89,974      123,183
10               132,068     502,000     502,000      502,000      72,505     102,313      145,202

15               226,575     502,000     502,000      502,000     102,360     172,817      298,644
20               347,193     502,000     502,000      683,308     124,797     259,704      560,088
25               501,135     502,000     502,000    1,161,971     142,435     374,727    1,001,699
30               697,608     502,000     565,533    1,863,836     148,627     528,535    1,741,903

20 (Age 65)      347,193     502,000     502,000      683,308     124,797     259,704      560,088

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1                9,022       9,522       10,023
 2               17,402      18,892       20,443
 3               25,548      28,545       31,791
 4               33,119      38,157       43,834
 5               40,120      47,753       56,703
 6               46,754      57,564       70,758
 7               52,816      67,408       85,955
 8               59,106      78,108      103,269
 9               65,909      89,974      123,183
10               72,505     102,313      145,202
15              102,360     172,817      298,644
20              124,797     259,704      560,088
25              142,435     374,727    1,001,699
30              148,627     528,535    1,741,903
20 (Age 65)     124,797     259,704      560,088

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE V
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $502,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                   TOTAL ACCOUNT VALUE                SURRENDER VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT            GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                          RETURN OF                        RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -------------------------------  -------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ----------  --------  ---------  ----------
 1                10,500     502,000     502,000      502,000     6,195      6,638       7,082     6,195      6,638       7,082
 2                21,525     502,000     502,000      502,000    12,443     13,736      15,085    12,443     13,736      15,085
 3                33,101     502,000     502,000      502,000    18,442     20,997      23,773    18,442     20,997      23,773
 4                45,256     502,000     502,000      502,000    24,193     28,431      33,222    24,193     28,431      33,222
 5                58,019     502,000     502,000      502,000    29,677     36,022      43,495    29,677     36,022      43,495

 6                71,420     502,000     502,000      502,000    35,282     44,192      55,123    35,282     44,192      55,123
 7                85,491     502,000     502,000      502,000    40,585     52,525      67,789    40,585     52,525      67,789
 8               100,266     502,000     502,000      502,000    45,568     61,011      81,598    45,568     61,011      81,598
 9               115,779     502,000     502,000      502,000    50,198     69,630      96,655    50,198     69,630      96,655
10               132,068     502,000     502,000      502,000    54,451     78,366     113,092    54,451     78,366     113,092

15               226,575     502,000     502,000      502,000    69,574    123,785     222,639    69,574    123,785     222,639
20               347,193     502,000     502,000      502,000    71,628    171,399     405,175    71,628    171,399     405,175
25               501,135     502,000     502,000      822,333    51,783    218,206     708,908    51,783    218,206     708,908
30               697,608           0     502,000    1,280,538         0    260,993   1,196,764         0    260,993   1,196,764

20 (Age 65)      347,193     502,000     502,000      502,000    71,628    171,399     405,175    71,628    171,399     405,175

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $502,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                10,500     502,000     502,000      502,000       7,968       8,480        8,991
 2                21,525     502,000     502,000      502,000      15,789      17,319       18,911
 3                33,101     502,000     502,000      502,000      23,580      26,659       29,992
 4                45,256     502,000     502,000      502,000      31,120      36,290       42,115
 5                58,019     502,000     502,000      502,000      38,442      46,261       55,431

 6                71,420     502,000     502,000      502,000      45,773      56,829       70,329
 7                85,491     502,000     502,000      502,000      52,935      67,835       86,786
 8               100,266     502,000     502,000      502,000      59,944      79,320      104,997
 9               115,779     502,000     502,000      502,000      66,795      91,303      125,158
10               132,068     502,000     502,000      502,000      73,469     103,793      147,475

15               226,575     502,000     502,000      502,000     103,898     175,369      303,142
20               347,193     502,000     502,000      693,303     127,636     264,192      568,281
25               501,135     502,000     502,000    1,179,428     148,153     382,443    1,016,748
30               697,608     502,000     577,418    1,893,246     159,150     539,643    1,769,389

20 (Age 65)      347,193     502,000     502,000      693,303     127,636     264,192      568,281

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1                9,368       9,880       10,391
 2               17,989      19,519       21,111
 3               26,280      29,359       32,692
 4               33,920      39,090       44,915
 5               40,942      48,761       57,931
 6               47,573      58,629       72,129
 7               53,635      68,535       87,486
 8               59,944      79,320      104,997
 9               66,795      91,303      125,158
10               73,469     103,793      147,475
15              103,898     175,369      303,142
20              127,636     264,192      568,281
25              148,153     382,443    1,016,748
30              159,150     539,643    1,769,389
20 (Age 65)     127,636     264,192      568,281

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VII
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      19,059      20,282       21,506
 2                53,813     467,500     467,500      467,500      38,483      42,177       46,022
 3                82,753     467,500     467,500      467,500      57,530      64,984       73,052
 4               113,141     467,500     467,500      467,500      76,215      88,761      102,889
 5               145,048     467,500     467,500      467,500      94,535     113,553      135,844

 6               178,550     467,500     467,500      467,500     113,488     140,473      173,391
 7               213,728     467,500     467,500      541,027     132,073     168,582      214,596
 8               224,414     467,500     467,500      573,357     127,301     173,559      234,177
 9               235,635     467,500     467,500      607,596     122,338     178,587      255,446
10               247,417     467,500     467,500      643,867     117,149     183,652      278,531

15               315,773     467,500     467,500      860,693      86,941     209,385      426,782
20               403,015     467,500     467,500     114,9763      45,440     234,743      647,308
25               514,361           0     467,500    1,534,545           0     256,146      968,268
30               656,470           0     467,500    2,044,451           0     267,645    1,427,618

20 (Age 65)      403,015     467,500     467,500    1,149,763      45,440     234,743      647,308

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               19,059      20,282       21,506
 2               38,483      42,177       46,022
 3               57,530      64,984       73,052
 4               76,215      88,761      102,889
 5               94,535     113,553      135,844
 6              113,488     140,473      173,391
 7              132,073     168,582      214,596
 8              127,301     173,559      234,177
 9              122,338     178,587      255,446
10              117,149     183,652      278,531
15               86,941     209,385      426,782
20               45,440     234,743      647,308
25                    0     256,146      968,268
30                    0     267,645    1,427,618
20 (Age 65)      45,440     234,743      647,308

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VIII
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      21,296      22,619       23,943
 2                53,813     467,500     467,500      467,500      42,645      46,657       50,831
 3                82,753     467,500     467,500      467,500      64,275      72,432       81,250
 4               113,141     467,500     467,500      467,500      85,554      99,365      11,4893
 5               145,048     467,500     467,500      467,500     106,520     127,555      152,163

 6               178,550     467,500     467,500      503,824     127,702     157,627      194,013
 7               213,728     467,500     476,932      605,298     148,625     189,173      240,089
 8               224,414     467,500     482,233      647,142     145,433     196,959      264,312
 9               235,635     467,500     487,756      692,106     142,193     205,063      290,976
10               247,417     467,500     493,454      740,371     138,861     213,464      320,277

15               315,773     467,500     528,493    1,047,654     120,899     262,058      519,489
20               403,015     467,500     567,433    1,486,267      96,871     319,460      836,758
25               514,361     467,500     620,705    2,147,597      67,477     391,653    1,355,092
30               656,470     467,500     684,284    3,127,263      23,303     477,828    2,183,734

20 (Age 65)      403,015     467,500     567,433    1,486,267      96,871     319,460      836,758

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               24,796      26,119       27,443
 2               48,145      52,157       56,331
 3               71,025      79,182       88,000
 4               92,554     106,365      121,893
 5              112,770     133,805      158,413
 6              132,202     162,127      198,513
 7              150,375     190,923      241,839
 8              145,433     196,959      264,312
 9              142,193     205,063      290,976
10              138,861     213,464      320,277
15              120,899     262,058      519,489
20               96,871     319,460      836,758
25               67,477     391,653    1,355,092
30               23,303     477,828    2,183,734
20 (Age 65)      96,871     319,460      836,758

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IX
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      19,059      20,282       21,506
 2                53,813     467,500     467,500      467,500      38,483      42,177       46,022
 3                82,753     467,500     467,500      467,500      57,530      64,984       73,052
 4               113,141     467,500     467,500      467,500      76,215      88,761      102,889
 5               145,048     467,500     467,500      467,500      94,535     113,553      135,844

 6               178,550     467,500     467,500      467,500     113,488     140,473      173,391
 7               213,728     467,500     467,500      541,027     132,073     168,582      214,596
 8               224,414     467,500     467,500      573,357     127,301     173,559      234,177
 9               235,635     467,500     467,500      607,596     122,338     178,587      255,446
10               247,417     467,500     467,500      643,867     117,149     183,652      278,531

15               315,773     467,500     467,500      860,693      86,941     209,385      426,782
20               403,015     467,500     467,500    1,149,763      45,440     234,743      647,308
25               514,361           0     467,500    1,534,545           0     256,146      968,268
30               656,470           0     467,500    2,044,451           0     267,645    1,427,618

20 (Age 65)      403,015     467,500     467,500    1,149,763      45,440     234,743      647,308

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               19,059      20,282       21,506
 2               38,483      42,177       46,022
 3               57,530      64,984       73,052
 4               76,215      88,761      102,889
 5               94,535     113,553      135,844
 6              113,488     140,473      173,391
 7              132,073     168,582      214,596
 8              127,301     173,559      234,177
 9              122,338     178,587      255,446
10              117,149     183,652      278,531
15               86,941     209,385      426,782
20               45,440     234,743      647,308
25                    0     256,146      968,268
30                    0     267,645    1,427,618
20 (Age 65)      45,440     234,743      647,308

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE X
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      21,119      22,437       23,756
 2                53,813     467,500     467,500      467,500      42,303      46,295       50,447
 3                82,753     467,500     467,500      467,500      63,810      71,922       80,693
 4               113,141     467,500     467,500      467,500      85,031      98,767      114,212
 5               145,048     467,500     467,500      467,500     105,981     126,906      151,386

 6               178,550     467,500     467,500      501,588     127,164     156,942      193,152
 7               213,728     467,500     475,109      602,894     148,087     188,450      239,136
 8               224,414     467,500     480,341      644,514     144,880     196,186      263,239
 9               235,635     467,500     485,756      689,175     141,603     204,222      289,743
10               247,417     467,500     491,350      737,114     138,235     212,554      318,869

15               315,773     467,500     526,210    1,042,991     120,273     260,926      517,177
20               403,015     467,500     564,979    1,479,647      96,246     318,079      833,031
25               514,361     467,500     618,016    2,138,021      66,837     389,956    1,349,050
30               656,470     467,500     681,292    3,113,202      22,598     475,739    2,173,915

20 (Age 65)      403,015     467,500     564,979    1,479,647      96,246     318,079      833,031

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               24,619      25,937       27,256
 2               47,803      51,795       55,947
 3               70,560      78,672       87,443
 4               92,031     105,767      121,212
 5              112,231     133,156      157,636
 6              131,664     161,442      197,652
 7              149,837     190,200      240,886
 8              144,880     196,186      263,239
 9              141,603     204,222      289,743
10              138,235     212,554      318,869
15              120,273     260,926      517,177
20               96,246     318,079      833,031
25               66,837     389,956    1,349,050
30               22,598     475,739    2,173,915
20 (Age 65)      96,246     318,079      833,031

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE XI
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      19,059      20,282       21,506
 2                53,813     467,500     467,500      467,500      38,483      42,177       46,022
 3                82,753     467,500     467,500      467,500      57,530      64,984       73,052
 4               113,141     467,500     467,500      467,500      76,215      88,761      102,889
 5               145,048     467,500     467,500      467,500      94,535     113,553      135,844

 6               178,550     467,500     467,500      467,500     113,488     140,473      173,391
 7               213,728     467,500     467,500      541,027     132,073     168,582      214,596
 8               224,414     467,500     467,500      573,357     127,301     173,559      234,177
 9               235,635     467,500     467,500      607,596     122,338     178,587      255,446
10               247,417     467,500     467,500      643,867     117,149     183,652      278,531

15               315,773     467,500     467,500      860,693      86,941     209,385      426,782
20               403,015     467,500     467,500    1,149,763      45,440     234,743      647,308
25               514,361           0     467,500    1,534,545           0     256,146      968,268
30               656,470           0     467,500    2,044,451           0     267,645    1,427,618

20 (Age 65)      403,015     467,500     467,500    1,149,763      45,440     234,743      647,308

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               19,059      20,282       21,506
 2               38,483      42,177       46,022
 3               57,530      64,984       73,052
 4               76,215      88,761      102,889
 5               94,535     113,553      135,844
 6              113,488     140,473      173,391
 7              132,073     168,582      214,596
 8              127,301     173,559      234,177
 9              122,338     178,587      255,446
10              117,149     183,652      278,531
15               86,941     209,385      426,782
20               45,440     234,743      647,308
25                    0     256,146      968,268
30                    0     267,645    1,427,618
20 (Age 65)      45,440     234,743      647,308

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE XII
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                             SERIES III--LARGE CASE
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                     TOTAL ACCOUNT VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT
                  AT                    RETURN OF                            RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      21,432      22,760       24,088
 2                53,813     467,500     467,500      467,500      42,825      46,852       51,040
 3                82,753     467,500     467,500      467,500      64,454      72,636       81,482
 4               113,141     467,500     467,500      467,500      85,731      99,579      115,151
 5               145,048     467,500     467,500      467,500     106,696     127,781      152,449

 6               178,550     467,500     467,500      504,645     127,876     157,865      194,329
 7               213,728     467,500     477,558      606,176     148,798     189,422      240,438
 8               224,414     467,500     482,868      648,080     145,605     197,218      264,696
 9               235,635     467,500     488,399      693,110     142,363     205,333      291,398
10               247,417     467,500     494,152      741,516     139,053     213,765      320,773

15               315,773     467,500     530,087    1,050,954     121,566     262,849      521,125
20               403,015     467,500     570,807    1,495,297      98,771     321,360      841,841
25               514,361     467,500     627,570    2,171,614      72,432     395,984    1,370,246
30               656,470     467,500     696,125    3,181,742      33,946     486,097    2,221,776

20 (Age 65)      403,015     467,500     570,807    1,495,297      98,771     321,360      841,841

                        SURRENDER VALUE
                    GROSS ANNUAL INVESTMENT
                           RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               24,932      26,260       27,588
 2               48,325      52,352       56,540
 3               71,204      79,386       88,232
 4               92,731     106,579      122,151
 5              112,946     134,031      158,699
 6              132,376     162,365      198,829
 7              150,548     191,172      242,188
 8              145,605     197,218      264,696
 9              142,363     205,333      291,398
10              139,053     213,765      320,773
15              121,566     262,849      521,125
20               98,771     321,360      841,841
25               72,432     395,984    1,370,246
30               33,946     486,097    2,221,776
20 (Age 65)      98,771     321,360      841,841

All amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   APPENDIX B

                APPLICABLE PERCENTAGE FOR GUIDELINE PREMIUM TEST

 ATTAINED AGE OF
   THE INSURED       CORRIDOR
(NEAREST BIRTHDAY)  PERCENTAGE
------------------  ----------
       0-40             250%
        41              243%
        42              236%
        43              229%
        44              222%
        45              215%
        46              209%
        47              203%
        48              197%
        49              191%
        50              185%
        51              178%
        52              171%
        53              164%
        54              157%
        55              150%
        56              146%
        57              142%
        58              138%
        59              134%
        60              130%
        61              128%
        62              126%
        63              124%
        64              122%
        65              120%
        66              119%
        67              118%
        68              117%
        69              116%
        70              115%
        71              113%
        72              111%
        73              109%
        74              107%
      75-90             105%
        91              104%
        92              103%
        93              102%
        94              101%
      95-99             100%

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability
December 31, 2000

                                            AMERICAN                                 AFIS                        AFIS
                                            CENTURY VP    AMERICAN       AFIS        GLOBAL        AFIS          GROWTH &
                                            INCOME &      CENTURY VP     BOND        GROWTH        GROWTH        INCOME
                                            GROWTH        INTERNATIONAL  CLASS 2     CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $    37,400,064  $         --  $         --   $       --  $         --  $         --  $         --
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)         144,656,034     5,354,755     5,495,257        2,119       115,078        98,735       123,887
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
Total Assets                   182,056,098     5,354,755     5,495,257        2,119       115,078        98,735       123,887
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            6,292           178           185           --             4             5             7
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $   182,049,806  $  5,354,577  $  5,495,072   $    2,119  $    115,074  $     98,730  $    123,880
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Percent of net assets               100.00%         2.94%         3.02%        0.00%         0.06%         0.05%         0.07%
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                                            100        16,590          100           100         3,966        11,039
 - Unit value                               $     10.136  $     12.621   $   10.550  $      8.656  $     12.541  $     11.120
                                            ------------  ------------   ----------  ------------  ------------  ------------
                                                   1,014       209,382        1,055           866        49,748       122,764
                                            ------------  ------------   ----------  ------------  ------------  ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                                        558,108       458,661          100        13,166         3,892           100
 - Unit value                               $      9.592  $     11.524   $   10.573  $      8.674  $     12.585  $     11.163
                                            ------------  ------------   ----------  ------------  ------------  ------------
                                               5,353,563     5,285,690        1,064       114,208        48,982         1,116
                                            ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                                  $  5,354,577  $  5,495,072   $    2,119  $    115,074  $     98,730  $    123,880
                                            ============  ============   ==========  ============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
December 31, 2000

                                            AFIS
                           AFIS             U.S. GOVERNMENT/
                           HIGH-YIELD       AAA RATED         BARON         DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT  DGPF
                           BOND             SECURITIES        CAPITAL       EAFE EQUITY   EQUITY 500    SMALL CAP     HIGH
                           CLASS 2          CLASS 2           ASSET         INDEX         INDEX         INDEX         YIELD
                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $            --    $         --    $         --  $        --   $         --  $         --  $    175,007
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)              56,277          30,983       9,732,065       75,672     14,272,725     1,040,008            --
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
Total Assets                        56,277          30,983       9,732,065       75,672     14,272,725     1,040,008       175,007
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company                2               1             348            2            487            35             6
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS                 $        56,275    $     30,982    $  9,731,717  $    75,670   $ 14,272,238  $  1,039,973  $    175,001
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------
Percent of net assets                 0.03%           0.02%           5.35%        0.04%          7.84%         0.57%         0.10%
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                            1,038             100          77,268          100         55,806           100           100
 - Unit value              $         9.964    $     10.911    $     11.167  $     9.967   $     10.247  $     11.043  $      8.016
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
                                    10,341           1,091         862,881          997        571,859         1,104           802
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                            4,590           2,734         779,771        7,934      1,404,187        92,233        20,330
 - Unit value              $        10.007    $     10.933    $     11.374  $     9.408   $      9.757  $     11.263  $      8.567
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
                                    45,934          29,891       8,868,836       74,673     13,700,379     1,038,869       174,199
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS                 $        56,275    $     30,982    $  9,731,717  $    75,670   $ 14,272,238  $  1,039,973  $    175,001
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $      2,112
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)               --
                           ------------
-------------------------
Total Assets                      2,112
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            --
                           ------------
-------------------------
NET ASSETS                 $      2,112
                           ============
-------------------------
Percent of net assets              0.00%
                           ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                           100
 - Unit value              $      8.028
                           ------------
                                    803
                           ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                           148
 - Unit value              $      8.760
                           ------------
                                  1,309
                           ------------
-------------------------
NET ASSETS                 $      2,112
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                       FIDELITY VIP
                           DGPF                           DGPF          FIDELITY VIP   HIGH           FIDELITY VIP
                           INTERNATIONAL    DGPF          SMALL CAP     GROWTH         INCOME         OVERSEAS
                           EQUITY           REIT          VALUE         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $         2,164  $    178,973  $      2,323   $       --    $         --   $         --
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)                  --            --            --   32,053,661         142,666        134,221
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
Total Assets                         2,164       178,973         2,323   32,053,661         142,666        134,221
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               --             6            --        1,015               5              4
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET ASSETS                 $         2,164  $    178,967  $      2,323   $32,052,646   $    142,661   $    134,217
                           ===============  ============  ============   ==========    ============   ============
-------------------------
Percent of net assets                 0.00%         0.10%         0.00%       17.60%           0.08%          0.07%
                           ===============  ============  ============   ==========    ============   ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                              100           100           100       25,963             100            100
 - Unit value              $        10.551  $     12.011  $     11.002   $   11.196    $      8.294   $      9.247
                           ---------------  ------------  ------------   ----------    ------------   ------------
                                     1,055         1,201         1,100      290,673             829            925
                           ---------------  ------------  ------------   ----------    ------------   ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                              100        13,198           100    3,076,050          17,060         14,384
 - Unit value              $        10.943  $     13.469  $     12.086   $   10.326    $      8.313   $      9.265
                           ---------------  ------------  ------------   ----------    ------------   ------------
                                     1,109       177,766         1,223   31,761,973         141,832        133,292
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET ASSETS                 $         2,164  $    178,967  $      2,323   $32,052,646   $    142,661   $    134,217
                           ===============  ============  ============   ==========    ============   ============
-------------------------

                           FIDELITY VIP II
                           ASSET            FIDELITY VIP II
                           MANAGER          CONTRAFUND
                           SERVICE CLASS    SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)       $         --     $         --
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)         1,123,247        9,315,140
                            ------------     ------------
-------------------------
Total Assets                   1,123,247        9,315,140
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company             37              315
                            ------------     ------------
-------------------------
NET ASSETS                  $  1,123,210     $  9,314,825
                            ============     ============
-------------------------
Percent of net assets               0.62%            5.12%
                            ============     ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                            100           20,840
 - Unit value               $     10.456     $     10.757
                            ------------     ------------
                                   1,046          224,189
                            ------------     ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                        111,250          865,001
 - Unit value               $     10.087     $     10.509
                            ------------     ------------
                               1,122,164        9,090,636
                            ------------     ------------
-------------------------
NET ASSETS                  $  1,123,210     $  9,314,825
                            ============     ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                      JANUS
                           JANUS                          JANUS         JANUS         ASPEN SERIES
                           ASPEN SERIES     JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL                       LN
                           AGGRESSIVE       ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           GROWTH           BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $            --  $         --  $         --   $       --   $         --   $ 14,035,925  $  3,034,113
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)          10,203,464    17,458,811         2,140   24,326,148          1,964             --            --
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
Total Assets                    10,203,464    17,458,811         2,140   24,326,148          1,964     14,035,925     3,034,113
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              374           600            --          869             --            470           120
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET ASSETS                 $    10,203,090  $ 17,458,211  $      2,140   $24,325,279  $      1,964   $ 14,035,455  $  3,033,993
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------
Percent of net assets                 5.60%         9.59%         0.00%       13.36%          0.00%          7.71%         1.67%
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                           94,274        84,426           100       51,927            100         34,590        65,360
 - Unit value              $        12.450  $     11.435  $     10.656   $   12.713   $      7.805   $     11.061  $     11.227
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
                                 1,173,706       965,401         1,066      660,130            781        382,590       733,796
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                          964,891     1,541,081           100    2,133,786            151      1,245,541       237,182
 - Unit value              $         9.358  $     10.702  $     10.679   $   11.091   $      7.821   $     10.961  $      9.698
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
                                 9,029,384    16,492,810         1,074   23,665,149          1,183     13,652,865     2,300,197
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET ASSETS                 $    10,203,090  $ 17,458,211  $      2,140   $24,325,279  $      1,964   $ 14,035,455  $  3,033,993
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------


                           LN
                           EQUITY-
                           INCOME
                           SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $  6,600,239
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)               --
                           ------------
-------------------------
Total Assets                  6,600,239
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           220
                           ------------
-------------------------
NET ASSETS                 $  6,600,019
                           ============
-------------------------
Percent of net assets              3.63%
                           ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                        11,666
 - Unit value              $     10.871
                           ------------
                                126,819
                           ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                       561,844
 - Unit value              $     11.521
                           ------------
                              6,473,200
                           ------------
-------------------------
NET ASSETS                 $  6,600,019
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
December 31, 2000

                           LN               LN            MFS                        MFS                         NB AMT
                           MONEY            SOCIAL        CAPITAL        MFS         TOTAL         MFS           MID-CAP
                           MARKET           AWARENESS     OPPORTUNITIES  RESEARCH    RETURN        UTILITIES     GROWTH
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $    13,039,372  $    329,836  $         --   $       --  $         --  $         --  $         --
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)                  --            --     1,799,450      436,179       199,208       118,687     7,819,098
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
Total Assets                    13,039,372       329,836     1,799,450      436,179       199,208       118,687     7,819,098
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              458            19            64           15             7             4           273
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $    13,038,914  $    329,817  $  1,799,386   $  436,164  $    199,201  $    118,683  $  7,818,825
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Percent of net assets                 7.16%         0.18%         0.99%        0.24%         0.11%         0.07%         4.29%
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                           88,763        30,019        12,476        2,064           100           100        22,762
 - Unit value              $        10.773  $     10.474  $     12.401   $   11.444  $     11.434  $     12.821  $     14.391
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
                                   956,196       314,437       154,719       23,621         1,143         1,282       327,567
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                        1,134,689         1,549       141,082       37,772        17,122         9,648       596,385
 - Unit value              $        10.648  $      9.929  $     11.657   $   10.922  $     11.567  $     12.167  $     12.561
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
                                12,082,718        15,380     1,644,667      412,543       198,058       117,401     7,491,258
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $    13,038,914  $    329,817  $  1,799,386   $  436,164  $    199,201  $    118,683  $  7,818,825
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------


                           NB AMT
                           PARTNERS
                           SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $         --
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)            2,028
                           ------------
-------------------------
Total Assets                      2,028
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            --
                           ------------
-------------------------
NET ASSETS                 $      2,028
                           ============
-------------------------
Percent of net assets              0.00%
                           ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                           100
 - Unit value              $      9.728
                           ------------
                                    973
                           ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                           100
 - Unit value              $     10.444
                           ------------
                                  1,055
                           ------------
-------------------------
NET ASSETS                 $      2,028
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
December 31, 2000

                                                          FTVIPT        FTVIPT         FTVIPT
                                            OPPENHEIMER   TEMPLETON     TEMPLETON      TEMPLETON     FTVIPT
                           OCC              MAIN STREET   ASSET         INTERNATIONAL  GROWTH        TEMPLETON
                           ACCUMULATION     GROWTH AND    STRATEGY      SECURITIES     SECURITIES    SMALL CAP
                           MANAGED          INCOME        CLASS 2       CLASS 2        CLASS 2       CLASS 2
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated
   (Cost $38,247,896)      $            --  $         --  $         --  $          --  $         --  $         --
 - Investments at Market
   - Unaffiliated
   (Cost $160,174,613)               2,181     2,379,020       118,989        472,953         2,880       146,338
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
Total Assets                         2,181     2,379,020       118,989        472,953         2,880       146,338
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               --           133             4             15            --             5
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS                 $         2,181  $  2,378,887  $    118,985  $     472,938  $      2,880  $    146,333
                           ===============  ============  ============  =============  ============  ============
-------------------------
Percent of net assets                 0.00%         1.31%         0.07%          0.26%         0.00%         0.08%
                           ===============  ============  ============  =============  ============  ============
-------------------------
Net assets are
   represented by:
LCVUL Policies:
 - Units in accumulation
   period                              100       210,669           100            100           100           100
 - Unit value              $        10.900  $     10.162  $     11.088  $      10.944  $     12.395  $      9.604
                           ---------------  ------------  ------------  -------------  ------------  ------------
                                     1,105     2,140,737         1,109          1,094         1,239           960
                           ---------------  ------------  ------------  -------------  ------------  ------------
LCVUL--LC Policies:
 - Units in accumulation
   period                              100        24,394        10,624         42,960           134        15,105
 - Unit value              $        10.756  $      9.763  $     11.093  $      10.983  $     12.158  $      9.623
                           ---------------  ------------  ------------  -------------  ------------  ------------
                                     1,076       238,150       117,876        471,844         1,641       145,373
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS                 $         2,181  $  2,378,887  $    118,985  $     472,938  $      2,880  $    146,333
                           ===============  ============  ============  =============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                            AMERICAN                                 AFIS                        AFIS
                                            CENTURY VP    AMERICAN       AFIS        GLOBAL        AFIS          GROWTH &
                                            INCOME &      CENTURY VP     BOND        GROWTH        GROWTH        INCOME
                                            GROWTH        INTERNATIONAL  CLASS 2     CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $       270,334  $        --   $         --   $   --      $        --   $       --    $          8
 - Dividends from net
   realized gains on
   investments                      42,228           --             --       --               --          326             332
 - Mortality and expense
   guarantees:
    LCVUL                             (505)          (4)            (4)      --               --           (1)             (1)
    LCVUL--LC                      (64,216)      (3,315)        (3,440)      --               --           (1)             (1)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                          247,841       (3,319)        (3,444)      --               --          324             338
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                  384,544       15,823         29,044       --               --           --              --
Net change in unrealized
   appreciation or
   depreciation on
   investments                  13,638,859      374,877      1,695,003       --               --           94            (264)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS               14,023,403      390,700      1,724,047       --               --           94            (264)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $    14,271,244  $   387,381   $  1,720,603   $   --      $        --   $      418    $         74
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $     3,580,373  $    30,838   $      6,715   $   --      $         1   $       --    $          3
Dividends from net
   realized gains on
   investments                   8,496,852           --        100,401       --               --           17              31
Mortality and expense
   guarantees:
    LCVUL                          (48,251)          (7)          (479)      (4)              (4)         (22)           (237)
    LCVUL--LC                     (627,905)     (20,979)       (23,067)      (2)             (70)         (41)            (22)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                       11,401,069        9,852         83,570       (6)             (73)         (46)           (225)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                  584,843       51,962        239,543       --              (57)         (11)            318
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (30,005,270)    (655,847)    (1,374,044)     119          (10,194)      (4,314)          4,583
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS              (29,420,427)    (603,885)    (1,134,501)     119          (10,251)      (4,325)          4,901
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (18,019,358) $  (594,033)  $ (1,050,931)  $  113      $   (10,324)  $   (4,371)   $      4,676
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                            AFIS
                           AFIS             U.S. GOVERNMENT/
                           HIGH-YIELD       AAA RATED         BARON         DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT  DGPF
                           BOND             SECURITIES        CAPITAL       EAFE EQUITY   EQUITY 500    SMALL CAP     HIGH
                           CLASS 2          CLASS 2           ASSET         INDEX         INDEX         INDEX         YIELD
                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $        45        $         --    $        --   $        37   $    59,953   $    4,634    $        75
 - Dividends from net
   realized gains on
   investments                      --                  --             12            69        28,193       13,267             --
 - Mortality and expense
   guarantees:
    LCVUL                           (1)                 --             (4)           (4)           (4)          (4)            (4)
    LCVUL--LC                       (1)                 --         (1,399)           (1)       (5,239)        (266)            (1)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                           43                  --         (1,391)          101        82,903       17,631             70
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                   --                  --              4            --        20,633        1,715             --
Net change in unrealized
   appreciation or
   depreciation on
   investments                      34                  --        320,158           236       536,566       41,563            (76)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                   34                  --        320,162           236       557,199       43,278            (76)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $        77        $         --    $   318,771   $       337   $   640,102   $   60,909    $        (6)
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $        18        $         --    $        --   $        --   $     8,263   $       --    $        90
Dividends from net
   realized gains on
   investments                      --                  --         21,716         1,261            --        5,325             --
Mortality and expense
   guarantees:
    LCVUL                          (10)                 (4)        (2,324)           (8)       (1,751)          (8)            (7)
    LCVUL--LC                      (55)                 (3)       (29,209)         (381)      (49,093)      (2,831)          (390)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                          (47)                 (7)        (9,817)          872       (42,581)       2,486           (307)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                  365                  --         (9,136)      (12,939)      222,379       22,315           (569)
Net change in unrealized
   appreciation or
   depreciation on
   investments                      61                 193       (474,016)       (9,399)   (1,592,178)     (66,227)       (17,476)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                  426                 193       (483,152)      (22,338)   (1,369,799)     (43,912)       (18,045)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $       379        $        186    $  (492,969)  $   (21,466)  $(1,412,380)  $  (41,426)   $   (18,352)
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $         --
 - Dividends from net
   realized gains on
   investments                       --
 - Mortality and expense
   guarantees:
    LCVUL                            (4)
    LCVUL--LC                       (10)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                           (14)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                    --
Net change in unrealized
   appreciation or
   depreciation on
   investments                       80
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                    80
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $         66
                           ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $         21
Dividends from net
   realized gains on
   investments                       --
Mortality and expense
   guarantees:
    LCVUL                            (7)
    LCVUL--LC                        (7)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                             7
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                  (643)
Net change in unrealized
   appreciation or
   depreciation on
   investments                     (320)
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                  (963)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $       (956)
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                                                                       FIDELITY VIP
                           DGPF                           DGPF          FIDELITY VIP   HIGH           FIDELITY VIP
                           INTERNATIONAL    DGPF          SMALL CAP     GROWTH         INCOME         OVERSEAS
                           EQUITY           REIT          VALUE         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $      --        $       --    $     --       $       --    $         --   $         --
 - Dividends from net
   realized gains on
   investments                    --                --          --               --              --             --
 - Mortality and expense
   guarantees:
    LCVUL                         (4)               (4)         (4)              (4)             --             --
    LCVUL--LC                     (1)               (1)         (1)         (13,699)             --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         (5)               (5)         (5)         (13,703)             --             --
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                 --                --          --          230,871              --             --
Net change in unrealized
   appreciation or
   depreciation on
   investments                   154               (46)        (33)       2,937,837              --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                154               (46)        (33)       3,168,708              --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $     149        $      (51)   $    (38)      $3,155,005    $         --   $         --
                           ===============  ============  ============   ==========    ============   ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $      47        $       85    $     24       $   21,912    $         --   $         --
Dividends from net
   realized gains on
   investments                    38                --          29        2,616,287              --             --
Mortality and expense
   guarantees:
    LCVUL                         (7)               (7)         (7)            (794)             (4)            (4)
    LCVUL--LC                     (4)             (142)         (4)        (120,179)            (90)           (89)
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         74               (64)         42        2,517,226             (94)           (93)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                 --               178          --           72,387             (25)          (281)
Net change in unrealized
   appreciation or
   depreciation on
   investments                   (74)            9,938         304       (6,849,064)        (12,589)        (8,881)
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (74)           10,116         304       (6,776,677)        (12,614)        (9,162)
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $      --        $   10,052    $    346       $(4,259,451)  $    (12,708)  $     (9,255)
                           ===============  ============  ============   ==========    ============   ============
-------------------------

                           FIDELITY VIP II
                           ASSET            FIDELITY VIP II
                           MANAGER          CONTRAFUND
                           SERVICE CLASS    SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income        $         --     $         --
 - Dividends from net
   realized gains on
   investments                        --               --
 - Mortality and expense
   guarantees:
    LCVUL                             (4)              (4)
    LCVUL--LC                       (115)          (2,150)
                            ------------     ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                           (119)          (2,154)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                    439           12,269
Net change in unrealized
   appreciation or
   depreciation on
   investments                    12,610          446,935
                            ------------     ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                 13,049          459,204
                            ------------     ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               $     12,930     $    457,050
                            ============     ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                   $     14,141     $     20,111
Dividends from net
   realized gains on
   investments                    33,891          730,018
Mortality and expense
   guarantees:
    LCVUL                             (7)            (593)
    LCVUL--LC                     (2,667)         (31,445)
                            ------------     ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         45,358          718,091
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                (15,079)        (231,664)
Net change in unrealized
   appreciation or
   depreciation on
   investments                   (79,310)      (1,299,080)
                            ------------     ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (94,389)      (1,530,744)
                            ------------     ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               $    (49,031)    $   (812,653)
                            ============     ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                                                                      JANUS
                           JANUS                          JANUS         JANUS         ASPEN SERIES
                           ASPEN SERIES     JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL                       LN
                           AGGRESSIVE       ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           GROWTH           BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $            15  $    156,039  $    --        $        2   $         --   $        119  $        --
 - Dividends from net
   realized gains on
   investments                          26            --       --                --             --             --           --
 - Mortality and expense
   guarantees:
    LCVUL                               (4)           (4)      --                (4)            --             (4)          (4)
    LCVUL--LC                       (3,015)       (7,462)      --            (7,661)            --         (6,314)        (585)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                           (2,978)      148,573       --            (7,663)            --         (6,199)        (589)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                    1,929        15,830       --             6,850             --           (503)      21,927
Net change in unrealized
   appreciation or
   depreciation on
   investments                   1,493,923       933,643       --         3,108,395             --       (104,238)     123,424
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                1,495,852       949,473       --         3,115,245             --       (104,741)     145,351
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $     1,492,874  $  1,098,046  $    --        $3,107,582   $         --   $   (110,940) $   144,762
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $       528,911  $    849,731  $   117        $  546,360   $         12   $    805,838  $        --
Dividends from net
   realized gains on
   investments                     548,383       865,726       --         1,775,296             --             --       95,325
Mortality and expense
   guarantees:
    LCVUL                           (3,844)       (2,682)      (4)           (1,853)            (4)          (965)      (2,303)
    LCVUL--LC                      (34,879)      (61,859)      (2)         (100,798)            (3)       (45,704)      (8,973)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                        1,038,571     1,650,916      111         2,219,005              5        759,169       84,049
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                  320,785        90,811       --          (278,222)          (180)        14,716     (149,748)
Net change in unrealized
   appreciation or
   depreciation on
   investments                  (4,952,165)   (2,198,269)      23        (7,547,036)          (377)       421,111     (714,874)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS               (4,631,380)   (2,107,458)      23        (7,825,258)          (557)       435,827     (864,622)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $    (3,592,809) $   (456,542) $   134        $(5,606,253) $       (552)  $  1,194,996  $  (780,573)
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------


                           LN
                           EQUITY-
                           INCOME
                           SUBACCOUNT
-------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $         11
 - Dividends from net
   realized gains on
   investments                       --
 - Mortality and expense
   guarantees:
    LCVUL                            (4)
    LCVUL--LC                    (2,507)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                        (2,500)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                 1,051
Net change in unrealized
   appreciation or
   depreciation on
   investments                  219,306
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS               220,357
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $    217,857
                           ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $     55,132
Dividends from net
   realized gains on
   investments                1,536,750
Mortality and expense
   guarantees:
    LCVUL                          (336)
    LCVUL--LC                   (23,393)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                     1,568,153
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments              (242,933)
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (747,020)
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS              (989,953)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $    578,200
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                           LN               LN            MFS                        MFS                         NB AMT
                           MONEY            SOCIAL        CAPITAL        MFS         TOTAL         MFS           MID-CAP
                           MARKET           AWARENESS     OPPORTUNITIES  RESEARCH    RETURN        UTILITIES     GROWTH
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $       49,384   $        12   $         --   $      --   $      --     $       --    $         --
 - Dividends from net
   realized gains on
   investments                         --            --              3          --          --             --              --
 - Mortality and expense
   guarantees:
    LCVUL                            (374)           (4)            (4)         (4)         (4)            (4)             (4)
    LCVUL--LC                      (3,621)           (1)            (5)        (56)         (1)            (9)         (3,212)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                          45,389             7             (6)        (60)         (5)           (13)         (3,216)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                      --            --             --          (2)         --             --          21,223
Net change in unrealized
   appreciation or
   depreciation on
   investments                         --           231          3,316       9,775          (3)         2,390       1,465,860
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                      --           231          3,316       9,773          (3)         2,390       1,487,083
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $       45,389   $       238   $      3,310   $   9,713   $      (8)    $    2,377    $  1,483,867
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $      679,885   $     2,146   $         --   $      39   $      50     $      446    $         --
Dividends from net
   realized gains on
   investments                         --         8,513         67,516       6,739          48          3,362           2,352
Mortality and expense
   guarantees:
    LCVUL                         (21,571)         (936)          (308)        (14)         (7)            (8)           (836)
    LCVUL--LC                     (34,201)           (5)        (3,664)       (759)        (36)           (43)        (30,181)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         624,113         9,718         63,544       6,005          55          3,757         (28,665)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                      --          (698)       (14,168)      2,230         121         (4,227)        533,100
Net change in unrealized
   appreciation or
   depreciation on
   investments                         --       (38,223)      (298,491)    (52,512)      1,802         (1,162)     (1,145,744)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                      --       (38,921)      (312,659)    (50,282)      1,923         (5,389)       (612,644)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $      624,113   $   (29,203)  $   (249,115)  $ (44,277)  $   1,978     $   (1,632)   $   (641,309)
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------


                           NB AMT
                           PARTNERS
                           SUBACCOUNT
-------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $         --
 - Dividends from net
   realized gains on
   investments                       --
 - Mortality and expense
   guarantees:
    LCVUL                            (4)
    LCVUL--LC                        (1)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                            (5)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                    --
Net change in unrealized
   appreciation or
   depreciation on
   investments                       18
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                    18
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $         13
                           ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $         15
Dividends from net
   realized gains on
   investments                      328
Mortality and expense
   guarantees:
    LCVUL                            (7)
    LCVUL--LC                        (8)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                           328
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                    (5)
Net change in unrealized
   appreciation or
   depreciation on
   investments                      (78)
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                   (83)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $        245
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                                          FTVIPT        FTVIPT         FTVIPT
                                            OPPENHEIMER   TEMPLETON     TEMPLETON      TEMPLETON     FTVIPT
                           OCC              MAIN STREET   ASSET         INTERNATIONAL  GROWTH        TEMPLETON
                           ACCUMULATION     GROWTH AND    STRATEGY      SECURITIES     SECURITIES    SMALL CAP
                           MANAGED          INCOME        CLASS 2       CLASS 2        CLASS 2       CLASS 2
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
Period From May 14, 1999
   (inception) to
   December 31, 1999
Net Investment Income
   (Loss):
 - Dividends from
   investment income       $      --        $        --   $        --   $        --    $      --     $         --
 - Dividends from net
   realized gains on
   investments                    --                 --            --            --           --               --
 - Mortality and expense
   guarantees:
    LCVUL                         (4)                (4)           (4)           (4)          (4)              --
    LCVUL--LC                     (1)                (9)          (26)          (88)          (1)              --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         (5)               (13)          (30)          (92)          (5)              --
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                 --                 --           507         4,934           --               --
Net change in unrealized
   appreciation or
   depreciation on
   investments                   (13)             1,575         4,312        10,904          313               --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (13)             1,575         4,819        15,838          313               --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $     (18)       $     1,562   $     4,789   $    15,746    $     308     $         --
                           ===============  ============  ============  =============  ============  ============
-------------------------
Year Ended December 31,
   2000
Net Investment Income
   (Loss):
Dividends from investment
   income                  $      27        $     1,515   $     1,955   $     5,904    $      21     $         --
Dividends from net
   realized gains on
   investments                   149             20,009        14,375        42,472          495               --
Mortality and expense
   guarantees:
    LCVUL                         (7)            (6,240)           (7)           (7)         (12)              (5)
    LCVUL--LC                     (4)              (420)         (478)       (1,629)          (5)             (91)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                        165             14,864        15,845        46,740          499              (96)
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                 --                298        (1,553)      (24,391)          (1)            (135)
Net change in unrealized
   appreciation or
   depreciation on
   investments                    18           (228,805)      (16,207)      (26,225)        (353)         (22,868)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                 18           (228,507)      (17,760)      (50,616)        (354)         (23,003)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $     183        $  (213,643)  $    (1,915)  $    (3,876)   $     145     $    (23,099)
                           ===============  ============  ============  =============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                            AMERICAN                                 AFIS                        AFIS
                                            CENTURY VP    AMERICAN       AFIS        GLOBAL        AFIS          GROWTH &
                                            INCOME &      CENTURY VP     BOND        GROWTH        GROWTH        INCOME
                                            GROWTH        INTERNATIONAL  CLASS 2     CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $       247,841  $     (3,319) $     (3,444)  $    --     $        --   $       324   $        338
 - Net realized gain
   (loss) on investments           384,544        15,823        29,044        --              --            --             --
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                  13,638,859       374,877     1,695,003        --              --            94           (264)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   14,271,244       387,381     1,720,603        --              --           418             74
-------------------------
Change From Unit
   Transactions:
 - Participant purchases       115,618,718     5,887,784     4,811,758        --              --         2,002          2,003
 - Participant
   withdrawals                  (4,552,358)     (444,306)     (173,767)       --              --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS           111,066,360     5,443,478     4,637,991        --              --         2,002          2,003
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                      125,337,604     5,830,859     6,358,594        --              --         2,420          2,077
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                    125,337,604     5,830,859     6,358,594        --              --         2,420          2,077
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                       11,401,069         9,852        83,570        (6)            (73)          (46)          (225)
 - Net realized gain
   (loss) on investments           584,843        51,962       239,543        --             (57)          (11)           318
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                 (30,005,270)     (655,847)   (1,374,044)      119         (10,194)       (4,314)         4,583
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (18,019,358)     (594,033)   (1,050,931)      113         (10,324)       (4,371)         4,676
-------------------------
Change From Unit
   Transactions:
 - Participant purchases       105,417,811       642,896       951,917     2,006         125,968       100,961        138,102
 - Participant
   withdrawals                 (30,686,251)     (525,145)     (764,508)       --            (570)         (280)       (20,975)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 74,731,560       117,751       187,409     2,006         125,398       100,681        117,127
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                56,712,202      (476,282)     (863,522)    2,119         115,074        96,310        121,803
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $   182,049,806  $  5,354,577  $  5,495,072   $ 2,119     $   115,074   $    98,730   $    123,880
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                            AFIS
                           AFIS             U.S. GOVERNMENT/
                           HIGH-YIELD       AAA RATED         BARON         DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT  DGPF
                           BOND             SECURITIES        CAPITAL       EAFE EQUITY   EQUITY 500    SMALL CAP     HIGH
                           CLASS 2          CLASS 2           ASSET         INDEX         INDEX         INDEX         YIELD
                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $           43     $         --    $     (1,391) $       101   $    82,903   $    17,631   $        70
 - Net realized gain
   (loss) on investments               --               --               4           --        20,633         1,715            --
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                         34               --         320,158          236       536,566        41,563           (76)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                          77               --         318,771          337       640,102        60,909            (6)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases            2,002               --       2,556,620        2,004     9,121,906       451,732         3,614
 - Participant
   withdrawals                         --               --          (8,850)          --      (365,468)      (40,553)         (121)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                2,002               --       2,547,770        2,004     8,756,438       411,179         3,493
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                           2,079               --       2,866,541        2,341     9,396,540       472,088         3,487
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                         2,079               --       2,866,541        2,341     9,396,540       472,088         3,487
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (47)              (7)         (9,817)         872       (42,581)        2,486          (307)
 - Net realized gain
   (loss) on investments              365               --          (9,136)     (12,939)      222,379        22,315          (569)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                         61              193        (474,016)      (9,399)   (1,592,178)      (66,227)      (17,476)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                         379              186        (492,969)     (21,466)   (1,412,380)      (41,426)      (18,352)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases          120,972           30,904       7,672,126      101,675     9,050,408       659,198       192,582
 - Participant
   withdrawals                    (67,155)            (108)       (313,981)      (6,880)   (2,762,330)      (49,887)       (2,716)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    53,817           30,796       7,358,145       94,795     6,288,078       609,311       189,866
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   54,196           30,982       6,865,176       73,329     4,875,698       567,885       171,514
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $       56,275     $     30,982    $  9,731,717  $    75,670   $14,272,238   $ 1,039,973   $   175,001
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $        (14)
 - Net realized gain
   (loss) on investments             --
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                       80
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                        66
-------------------------
Change From Unit
   Transactions:
 - Participant purchases         33,494
 - Participant
   withdrawals                      (68)
                           ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS             33,426
                           ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                        33,492
                           ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                      33,492
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                             7
 - Net realized gain
   (loss) on investments           (643)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                     (320)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      (956)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases            460
 - Participant
   withdrawals                  (30,884)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 (30,424)
                           ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                (31,380)
                           ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $      2,112
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                                                                       FIDELITY VIP
                           DGPF                           DGPF          FIDELITY VIP   HIGH           FIDELITY VIP
                           INTERNATIONAL    DGPF          SMALL CAP     GROWTH         INCOME         OVERSEAS
                           EQUITY           REIT          VALUE         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $        (5)     $        (5)  $      (5)     $  (13,703)   $         --   $         --
 - Net realized gain
   (loss) on investments            --               --          --         230,871              --             --
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                     154              (46)        (33)      2,937,837              --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      149              (51)        (38)      3,155,005              --             --
-------------------------
Change From Unit
   Transactions:
 - Participant purchases         2,004            2,004       2,004      23,024,780              --             --
 - Participant
   withdrawals                      --               --          --      (2,532,632)             --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS             2,004            2,004       2,004      20,492,148              --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                        2,153            1,953       1,966      23,647,153              --             --
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                      2,153            1,953       1,966      23,647,153              --             --
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                           74              (64)         42       2,517,226             (94)           (93)
 - Net realized gain
   (loss) on investments            --              178          --          72,387             (25)          (281)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                     (74)           9,938         304      (6,849,064)        (12,589)        (8,881)
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       --           10,052         346      (4,259,451)        (12,708)        (9,255)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases            11          168,698          11      13,896,594         155,974        152,032
 - Participant
   withdrawals                      --           (1,736)         --      (1,231,650)           (605)        (8,560)
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     11          166,962          11      12,664,944         155,369        143,472
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                    11          177,014         357       8,405,493         142,661        134,217
                           ---------------  ------------  ------------   ----------    ------------   ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $     2,164      $   178,967   $   2,323      $32,052,646   $    142,661   $    134,217
                           ===============  ============  ============   ==========    ============   ============
-------------------------

                           FIDELITY VIP II
                           ASSET             FIDELITY VIP II
                           MANAGER           CONTRAFUND
                           SERVICE CLASS     SERVICE CLASS
                           SUBACCOUNT        SUBACCOUNT
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                    $       (119)    $     (2,154)
 - Net realized gain
   (loss) on investments              439           12,269
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                     12,610          446,935
                             ------------     ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      12,930          457,050
-------------------------
Change From Unit
   Transactions:
 - Participant purchases          458,168        5,490,534
 - Participant
   withdrawals                     (1,338)         (13,393)
                             ------------     ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS              456,830        5,477,141
                             ------------     ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                         469,760        5,934,191
                             ------------     ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                       469,760        5,934,191
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                          45,358          718,091
 - Net realized gain
   (loss) on investments          (15,079)        (231,664)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                    (79,310)      (1,299,080)
                             ------------     ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (49,031)        (812,653)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases          728,137        4,601,601
 - Participant
   withdrawals                    (25,656)        (408,314)
                             ------------     ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   702,481        4,193,287
                             ------------     ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  653,450        3,380,634
                             ------------     ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                  $  1,123,210     $  9,314,825
                             ============     ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                                                                      JANUS
                           JANUS                          JANUS         JANUS         ASPEN SERIES
                           ASPEN SERIES     JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL                       LN
                           AGGRESSIVE       ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           GROWTH           BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $        (2,978) $    148,573  $      --      $   (7,663)  $         --   $     (6,199) $      (589)
 - Net realized gain
   (loss) on investments             1,929        15,830         --           6,850             --           (503)      21,927
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                   1,493,923       933,643         --       3,108,395             --       (104,238)     123,424
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    1,492,874     1,098,046         --       3,107,582             --       (110,940)     144,762
-------------------------
Change From Unit
   Transactions:
 - Participant purchases         5,176,270    13,701,756         --      13,201,602             --     10,392,080    1,459,847
 - Participant
   withdrawals                     (17,492)      (71,962)        --         (47,409)            --        (35,678)    (117,358)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS             5,158,778    13,629,794         --      13,154,193             --     10,356,402    1,342,489
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                        6,651,652    14,727,840         --      16,261,775             --     10,245,462    1,487,251
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                      6,651,652    14,727,840         --      16,261,775             --     10,245,462    1,487,251
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                        1,038,571     1,650,916        111       2,219,005              5        759,169       84,049
 - Net realized gain
   (loss) on investments           320,785        90,811         --        (278,222)          (180)        14,716     (149,748)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                  (4,952,165)   (2,198,269)        23      (7,547,036)          (377)       421,111     (714,874)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (3,592,809)     (456,542)       134      (5,606,253)          (552)     1,194,996     (780,573)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases         7,988,235     5,261,317      2,006      19,552,832          5,167      3,000,491    2,706,373
 - Participant
   withdrawals                    (843,988)   (2,074,404)        --      (5,883,075)        (2,651)      (405,494)    (379,058)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  7,144,247     3,186,913      2,006      13,669,757          2,516      2,594,997    2,327,315
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 3,551,438     2,730,371      2,140       8,063,504          1,964      3,789,993    1,546,742
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $    10,203,090  $ 17,458,211  $   2,140      $24,325,279  $      1,964   $ 14,035,455  $ 3,033,993
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------


                           LN
                           EQUITY-
                           INCOME
                           SUBACCOUNT
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $     (2,500)
 - Net realized gain
   (loss) on investments          1,051
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                  219,306
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   217,857
-------------------------
Change From Unit
   Transactions:
 - Participant purchases      5,228,048
 - Participant
   withdrawals                  (16,511)
                           ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS          5,211,537
                           ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                     5,429,394
                           ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                   5,429,394
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                     1,568,153
 - Net realized gain
   (loss) on investments       (242,933)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                 (747,020)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   578,200
-------------------------
Change From Unit
   Transactions:
 - Participant purchases      1,911,795
 - Participant
   withdrawals               (1,319,370)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 592,425
                           ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              1,170,625
                           ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $  6,600,019
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                           LN               LN            MFS                        MFS                         NB AMT
                           MONEY            SOCIAL        CAPITAL        MFS         TOTAL         MFS           MID-CAP
                           MARKET           AWARENESS     OPPORTUNITIES  RESEARCH    RETURN        UTILITIES     GROWTH
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $        45,389  $         7   $         (6)  $     (60)  $        (5)  $       (13)  $     (3,216)
 - Net realized gain
   (loss) on investments                --           --             --          (2)           --            --         21,223
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                          --          231          3,316       9,775            (3)        2,390      1,465,860
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       45,389          238          3,310       9,713            (8)        2,377      1,483,867
-------------------------
Change From Unit
   Transactions:
 - Participant purchases         9,319,802        2,004         93,370     133,274         2,004        33,492      4,628,766
 - Participant
   withdrawals                    (395,615)          --            (61)       (453)           --            --       (130,301)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS             8,924,187        2,004         93,309     132,821         2,004        33,492      4,498,465
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                        8,969,576        2,242         96,619     142,534         1,996        35,869      5,982,332
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                      8,969,576        2,242         96,619     142,534         1,996        35,869      5,982,332
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                          624,113        9,718         63,544       6,005            55         3,757        (28,665)
 - Net realized gain
   (loss) on investments                --         (698)       (14,168)      2,230           121        (4,227)       533,100
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                          --      (38,223)      (298,491)    (52,512)        1,802        (1,162)    (1,145,744)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      624,113      (29,203)      (249,115)    (44,277)        1,978        (1,632)      (641,309)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases        16,263,434      393,980      2,124,084     347,870       196,069        85,825      2,676,307
 - Participant
   withdrawals                 (12,818,209)     (37,202)      (172,202)     (9,963)         (842)       (1,379)      (198,505)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  3,445,225      356,778      1,951,882     337,907       195,227        84,446      2,477,802
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 4,069,338      327,575      1,702,767     293,630       197,205        82,814      1,836,493
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $    13,038,914  $   329,817   $  1,799,386   $ 436,164   $   199,201   $   118,683   $  7,818,825
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------


                           NB AMT
                           PARTNERS
                           SUBACCOUNT
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $         (5)
 - Net realized gain
   (loss) on investments             --
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                       18
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                        13
-------------------------
Change From Unit
   Transactions:
 - Participant purchases          2,004
 - Participant
   withdrawals                       --
                           ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS              2,004
                           ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                         2,017
                           ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                       2,017
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                           328
 - Net realized gain
   (loss) on investments             (5)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                      (78)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       245
-------------------------
Change From Unit
   Transactions:
 - Participant purchases             --
 - Participant
   withdrawals                     (234)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    (234)
                           ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                     11
                           ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $      2,028
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Period from May 14, 1999 (inception) to December 31, 1999 and for the Year Ended December 31, 2000

                                                          FTVIPT        FTVIPT         FTVIPT
                                            OPPENHEIMER   TEMPLETON     TEMPLETON      TEMPLETON     FTVIPT
                           OCC              MAIN STREET   ASSET         INTERNATIONAL  GROWTH        TEMPLETON
                           ACCUMULATION     GROWTH AND    STRATEGY      SECURITIES     SECURITIES    SMALL CAP
                           MANAGED          INCOME        CLASS 2       CLASS 2        CLASS 2       CLASS 2
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                  $       (5)      $       (13)  $       (30)  $        (92)  $      (5)    $         --
 - Net realized gain
   (loss) on investments           --                --           507          4,934          --               --
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                    (13)            1,575         4,312         10,904         313               --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (18)            1,562         4,789         15,746         308               --
-------------------------
Change From Unit
   Transactions:
 - Participant purchases        2,005            33,494       106,879        245,604       2,004               --
 - Participant
   withdrawals                     --                --       (29,831)      (109,191)         --               --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS            2,005            33,494        77,048        136,413       2,004               --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
TOTAL INCREASE IN NET
   ASSETS                       1,987            35,056        81,837        152,159       2,312               --
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 1999                     1,987            35,056        81,837        152,159       2,312               --
-------------------------
Changes From Operations:
 - Net investment income
   (loss)                         165            14,864        15,845         46,740         499              (96)
 - Net realized gain
   (loss) on investments           --               298        (1,553)       (24,391)         (1)            (135)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                     18          (228,805)      (16,207)       (26,225)       (353)         (22,868)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     183          (213,643)       (1,915)        (3,876)        145          (23,099)
-------------------------
Change From Unit
   Transactions:
 - Participant purchases           11         2,843,938        55,590        338,770         461          170,023
 - Participant
   withdrawals                     --          (286,464)      (16,527)       (14,115)        (38)            (591)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    11         2,557,474        39,063        324,655         423          169,432
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  194         2,343,831        37,148        320,779         568          146,333
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $    2,181       $ 2,378,887   $   118,985   $    472,938   $   2,880     $    146,333
                           ===============  ============  ============  =============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 14, 1999, are part of the operations of Lincoln Life. The Variable Account consists of two products which are listed below:

     -  LCVUL

     -  LCVUL-LC

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of forty four mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Century Variable Products Group, Inc.:
     American Century VP Income & Growth Portfolio
     American Century VP International Portfolio

   American Funds Insurance Series (AFIS):
     AFIS Bond Class 2 Fund
     AFIS Global Growth Class 2 Fund
     AFIS Growth Class 2 Fund
     AFIS Growth & Income Class 2 Fund
     AFIS High-Yield Bond Class 2 Fund
     AFIS U.S. Government/AAA Rated Securities Class 2 Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series
     DGPF Devon Series
     DGPF International Equity Series
     DGPF REIT Series
     DGPF Small Cap Value Series

   Fidelity Variable Insurance Products Fund:
     Fidelity VIP Growth Service Class Portfolio
     Fidelity VIP High Income Service Class Portfolio
     Fidelity VIP Overseas Service Class Portfolio

   Fidelity Variable Insurance Products Fund II:
     Fidelity VIP II Asset Manager Service Class Portfolio
     Fidelity VIP II Contrafund Service Class Portfolio

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)

   Janus Aspen Series:
     Janus Aspen Series Aggressive Growth Portfolio
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Flexible Income Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service Class Portfolio

   Lincoln National (LN) Funds:
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Capital Opportunities Series
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

   OCC Accumulation Trust:
     OCC Accumulation Managed Portfolio

   Oppenheimer Funds:
     Oppenheimer Main Street Growth and Income Fund

   Franklin Templeton Variable Insurance Products Trust:
     FTVIPT Templeton Asset Strategy Class 2 Fund
     FTVIPT Templeton International Securities Class 2 Fund
     FTVIPT Templeton Growth Securities Class 2 Fund
     FTVIPT Templeton Small Cap Class 2 Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and expense guarantees & other transactions with affiliate Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows.

     - LCVUL - annual rate of .70% for policy years one through ten and .35% thereafter.

     - LCVUL-LC - annual rate of .40% for policy years one through ten, .20% for policy years eleven through twenty and .10% thereafter.

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load for sales and administrative expenses associated with the startup and maintenance of the policy. The premium loads for the year ended December 31, 2000 and for the period ended December 31, 1999 amounted to $5,352,937 and $406,519, respectively. The premium loads are as follows:

     - LCVUL - 10.5% for policy year one, 7.5% for policy years two through five, 3.5% for policy years six through seven and 1.5% thereafter.

     - LCVUL-LC - 10.5% for policy year one, 7.5% for policy year two, 3.5% for policy years three through five and 1.5% thereafter.

   Lincoln Life charges a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. There were no administrative fees for the year ended December 31, 2000 and for the period ended December 31, 1999.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the period year December 31, 2000 and for the period ended December 31, 1999 amounted to $4,069,372 and $383,402, respectively.

   Under certain circumstances, Lincoln Life reserves the right to assess a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000 and for the period ended December 31, 1999, no transfer fees were deducted from the variable subaccounts.

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)

3. Net Assets

   The following is a summary of net assets owned at December 31, 2000.

                                                  AMERICAN                                AFIS
                                                  CENTURY VP   AMERICAN       AFIS        GLOBAL      AFIS
                                                  INCOME &     CENTURY VP     BOND        GROWTH      GROWTH
                                                  GROWTH       INTERNATIONAL  CLASS 2     CLASS 2     CLASS 2
                                     COMBINED     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units                $185,797,920 $ 5,561,229  $  4,825,400   $   2,006   $ 125,398   $ 102,683
Accumulated net investment income
   (loss)                             11,648,910        6,533        80,126          (6)        (73)        278
Accumulated net realized gain
   (loss) on investments                 969,387       67,785       268,587          --         (57)        (11)
Net unrealized appreciation
   (depreciation) on investments     (16,366,411)    (280,970)      320,959         119     (10,194)     (4,220)
                                     -----------  -----------  ------------   ---------   ---------   ---------
-----------------------------------
                                     $182,049,806 $ 5,354,577  $  5,495,072   $   2,119   $ 115,074   $  98,730
                                     ===========  ===========  ============   =========   =========   =========

                                                             AFIS
                                     AFIS        AFIS        U.S. GOVERNMENT/
                                     GROWTH &    HIGH-YIELD  AAA RATED         BARON
                                     INCOME      BOND        SECURITIES        CAPITAL
                                     CLASS 2     CLASS 2     CLASS 2           ASSET
                                     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT        SUBACCOUNT
-----------------------------------
Unit Transactions:
   Accumulation units                 $119,130   $  55,819    $       30,796   $9,905,915
Accumulated net investment income
   (loss)                                 113           (4)               (7)    (11,208)
Accumulated net realized gain
   (loss) on investments                  318          365                --      (9,132)
Net unrealized appreciation
   (depreciation) on investments        4,319           95               193    (153,858)
                                      -------    ---------    --------------   ---------
-----------------------------------
                                      $123,880   $  56,275    $       30,982   $9,731,717
                                      =======    =========    ==============   =========

                           DEUTSCHE VIT  DEUTSCHE VIT   DEUTSCHE VIT  DGPF                          DGPF
                           EAFE EQUITY   EQUITY 500     SMALL CAP     HIGH           DGPF           INTERNATIONAL
                           INDEX         INDEX          INDEX         YIELD          DEVON          EQUITY
                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
Unit Transactions:
  Accumulation units        $   96,799   $ 15,044,516    $1,020,490   $    193,359   $    3,002      $    2,015
Accumulated net
   investment income
   (loss)                          973         40,322        20,117           (237)          (7)             69
Accumulated net realized
   gain (loss) on
   investments                 (12,939)       243,012        24,030           (569)        (643)             --
Net unrealized
   appreciation
   (depreciation) on
   investments                  (9,163)    (1,055,612)      (24,664)       (17,552)        (240)             80
                            ----------   -------------   ----------   -------------  -------------   ----------
-------------------------
                            $   75,670   $ 14,272,238    $1,039,973   $    175,001   $    2,112      $    2,164
                            ==========   =============   ==========   =============  =============   ==========

                                                                    FIDELITY VIP                  FIDELITY VIP II
                                         DGPF        FIDELITY VIP   HIGH           FIDELITY VIP   ASSET
                           DGPF          SMALL CAP   GROWTH         INCOME         OVERSEAS       MANAGER
                           REIT          VALUE       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------
Unit Transactions:
  Accumulation units       $   168,966   $ 2,015      $33,157,092    $  155,369     $  143,472      $1,159,311
Accumulated net
   investment income
   (loss)                          (69)       37       2,503,523            (94)           (93)         45,239
Accumulated net realized
   gain (loss) on
   investments                     178        --         303,258            (25)          (281)        (14,640)
Net unrealized
   appreciation
   (depreciation) on
   investments                   9,892       271      (3,911,227)       (12,589)        (8,881)        (66,700)
                           ------------  ----------   ----------     ----------     ----------      ----------
-------------------------
                           $   178,967   $ 2,323      $32,052,646    $  142,661     $  134,217      $1,123,210
                           ============  ==========   ==========     ==========     ==========      ==========

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)

                                                                                                         JANUS
                                                 JANUS                       JANUS         JANUS         ASPEN SERIES
                                FIDELITY VIP II  ASPEN SERIES  JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL
                                CONTRAFUND       AGGRESSIVE    ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN
                                SERVICE CLASS    GROWTH        BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
  Accumulation units             $  9,670,428    $ 12,303,025  $ 16,816,707  $   2,006     $ 26,823,950  $      2,516   $ 12,951,399
Accumulated net investment
   income (loss)                      715,937       1,035,593     1,799,489        111        2,211,342             5        752,970
Accumulated net realized gain
   (loss) on investments             (219,395)        322,714       106,641         --         (271,372)         (180)        14,213
Net unrealized appreciation
   (depreciation) on
   investments                       (852,145)     (3,458,242)   (1,264,626)        23       (4,438,641)         (377)       316,873
                                 ------------    ------------  ------------  ------------  ------------  ------------   ------------
------------------------------
                                 $  9,314,825    $ 10,203,090  $ 17,458,211  $   2,140     $ 24,325,279  $      1,964   $ 14,035,455
                                 ============    ============  ============  ============  ============  ============   ============


                                LN            LN            LN            LN
                                CAPITAL       EQUITY-       MONEY         SOCIAL
                                APPRECIATION  INCOME        MARKET        AWARENESS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
Unit Transactions:
  Accumulation units            $ 3,669,804   $  5,803,962  $ 12,369,412  $    358,782
Accumulated net investment
   income (loss)                     83,460      1,565,653       669,502         9,725
Accumulated net realized gain
   (loss) on investments           (127,821)      (241,882)           --          (698)
Net unrealized appreciation
   (depreciation) on
   investments                     (591,450)      (527,714)           --       (37,992)
                                ------------  ------------  ------------  ------------
------------------------------
                                $ 3,033,993   $  6,600,019  $ 13,038,914  $    329,817
                                ============  ============  ============  ============

                                MFS                          MFS                         NB AMT
                                CAPITAL        MFS           TOTAL         MFS           MID-CAP       NB AMT
                                OPPORTUNITIES  RESEARCH      RETURN        UTILITIES     GROWTH        PARTNERS
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
Unit Transactions:
  Accumulation units            $  2,045,191   $   470,728   $   197,231   $   117,938   $  6,976,267  $   1,770
Accumulated net investment
   income (loss)                      63,538         5,945            50         3,744        (31,881)       323
Accumulated net realized gain
   (loss) on investments             (14,168)        2,228           121        (4,227)       554,323         (5)
Net unrealized appreciation
   (depreciation) on
   investments                      (295,175)      (42,737)        1,799         1,228        320,116        (60)
                                ------------   ------------  ------------  ------------  ------------  ------------
------------------------------
                                $  1,799,386   $   436,164   $   199,201   $   118,683   $  7,818,825  $   2,028
                                ============   ============  ============  ============  ============  ============

                                                            FTVIPT        FTVIPT         FTVIPT
                                              OPPENHEIMER   TEMPLETON     TEMPLETON      TEMPLETON     FTVIPT
                                OCC           MAIN STREET   ASSET         INTERNATIONAL  GROWTH        TEMPLETON
                                ACCUMULATION  GROWTH AND    STRATEGY      SECURITIES     SECURITIES    SMALL CAP
                                MANAGED       INCOME        CLASS 2       CLASS 2        CLASS 2       CLASS 2
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------
Unit Transactions:
  Accumulation units            $ 2,016       $ 2,590,968   $   116,111   $    461,068   $   2,427     $    169,432
Accumulated net investment
   income (loss)                    160            14,851        15,815         46,648         494              (96)
Accumulated net realized gain
   (loss) on investments             --               298        (1,046)       (19,457)         (1)            (135)
Net unrealized appreciation
   (depreciation) on
   investments                        5          (227,230)      (11,895)       (15,321)        (40)         (22,868)
                                ------------  ------------  ------------  ------------   ------------  ------------
------------------------------
                                $ 2,181       $ 2,378,887   $   118,985   $    472,938   $   2,880     $    146,333
                                ============  ============  ============  ============   ============  ============

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)
4.   Purchases and sales of investments

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                          AGGREGATE       AGGREGATE
                                          COST OF         PROCEEDS
                                          PURCHASES       FROM SALES
------------------------------------------------------------------------
American Century VP Income & Growth
   Portfolio                              $    2,281,127  $    2,153,410
----------------------------------------
American Century VP International
   Portfolio                                   1,337,260       1,066,165
----------------------------------------
AFIS Bond Class 2 Fund                             2,000              --
----------------------------------------
AFIS Global Growth Class 2 Fund                  125,934             605
----------------------------------------
AFIS Growth Class 2 Fund                         100,811             171
----------------------------------------
AFIS Growth & Income Class 2 Fund                175,451          58,542
----------------------------------------
AFIS High-Yield Bond Class 2 Fund                176,535         122,763
----------------------------------------
AFIS U.S. Government/AAA Rated
   Securities Class 2 Fund                        30,790              --
----------------------------------------
Baron Capital Asset Fund                       8,230,560         881,915
----------------------------------------
Deutsche VIT EAFE Equity Index Fund              212,644         116,975
----------------------------------------
Deutsche VIT Equity 500 Index Fund            14,240,964       7,995,082
----------------------------------------
Deutsche VIT Small Cap Index Fund                981,703         369,876
----------------------------------------
DGPF High Yield Series                           206,578          17,005
----------------------------------------
DGPF Devon Series                                    440          30,857
----------------------------------------
DGPF International Equity Series                      85              --
----------------------------------------
DGPF REIT Series                                 172,944           6,040
----------------------------------------
DGPF Small Cap Value Series                           53              --
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                            22,111,979       6,929,051
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                               155,488             208
----------------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                               151,556           8,173
----------------------------------------
Fidelity VIP II Asset Manager Service
   Class Portfolio                             1,050,885         303,014
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                             7,800,751       2,889,123
----------------------------------------
Janus Aspen Series Aggressive Growth
   Portfolio                                  12,455,808       4,272,688
----------------------------------------
Janus Aspen Series Balanced Portfolio         10,298,123       5,459,854
----------------------------------------
Janus Aspen Series Flexible Income
   Portfolio                                       2,117              --
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                  22,451,186       6,561,732
----------------------------------------
Janus Aspen Series Global Technology
   Service Class Portfolio                         4,872           2,351
----------------------------------------
LN Bond Fund                                   4,946,291       1,591,768
----------------------------------------
LN Capital Appreciation Fund                   4,791,310       2,379,842
----------------------------------------
LN Equity-Income Fund                          6,310,154       4,149,415
----------------------------------------
LN Money Market Fund                          19,578,928      15,509,253
----------------------------------------
LN Social Awareness Fund                         374,050           7,535
----------------------------------------
MFS Capital Opportunities Series               2,373,330         357,841
----------------------------------------
MFS Research Series                              478,980         135,055
----------------------------------------
MFS Total Return Series                          204,558           9,269
----------------------------------------
MFS Utilities Series                             166,587          78,380
----------------------------------------
NB AMT Mid-Cap Growth Portfolio                4,694,294       2,244,949
----------------------------------------
NB AMT Partners Portfolio                         14,183          14,089
----------------------------------------
OCC Accumulation Managed Portfolio                   176              --
----------------------------------------
Oppenheimer Main Street Growth and
   Income Fund                                 2,837,029         264,558
----------------------------------------
FTVIPT Templeton Asset Strategy Class 2
   Fund                                          121,257          66,346
----------------------------------------
FTVIPT Templeton International
   Securities Class 2 Fund                       778,516         407,108
----------------------------------------
FTVIPT Templeton Growth Securities
   Class 2 Fund                                      922              --
----------------------------------------
FTVIPT Templeton Small Cap Class 2 Fund          169,973             632
                                          --------------  --------------
----------------------------------------
                                          $  152,599,182  $   66,461,640
                                          ==============  ==============

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)
5. Investments

   The following is a summary of investments owned at December 31, 2000.

                                             NET
                                SHARES       ASSET   VALUE OF         COST OF
                                OUTSTANDING  VALUE   SHARES           SHARES
------------------------------------------------------------------------------------
American Century VP Income &
   Growth Portfolio               753,130    $ 7.11  $     5,354,755  $    5,635,725
------------------------------
American Century VP
   International Portfolio        537,171     10.23        5,495,257       5,174,298
------------------------------
AFIS Bond Class 2 Fund                209     10.16            2,119           2,000
------------------------------
AFIS Global Growth Class 2
   Fund                             6,687     17.21          115,078         125,272
------------------------------
AFIS Growth Class 2 Fund            1,347     73.29           98,735         102,955
------------------------------
AFIS Growth & Income Class 2
   Fund                             3,527     35.13          123,887         119,568
------------------------------
AFIS High-Yield Bond Class 2
   Fund                             4,605     12.22           56,277          56,182
------------------------------
AFIS U.S. Government/AAA Rated
   Securities Class 2 Fund          2,648     11.70           30,983          30,790
------------------------------
Baron Capital Asset Fund          563,851     17.26        9,732,065       9,885,923
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                             6,793     11.14           75,672          84,835
------------------------------
Deutsche VIT Equity 500 Index
   Fund                         1,036,509     13.77       14,272,725      15,328,337
------------------------------
Deutsche VIT Small Cap Index
   Fund                            93,694     11.10        1,040,008       1,064,672
------------------------------
DGPF High Yield Series             29,168      6.00          175,007         192,559
------------------------------
DGPF Devon Series                     178     11.88            2,112           2,352
------------------------------
DGPF International Equity
   Series                             121     17.94            2,164           2,084
------------------------------
DGPF REIT Series                   16,241     11.02          178,973         169,081
------------------------------
DGPF Small Cap Value Series           132     17.65            2,323           2,052
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                736,866     43.50       32,053,661      35,964,888
------------------------------
Fidelity VIP High Income
   Service Class Portfolio         17,505      8.15          142,666         155,255
------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                  6,731     19.94          134,221         143,102
------------------------------
Fidelity VIP II Asset Manager
   Service Class Portfolio         70,600     15.91        1,123,247       1,189,947
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio        393,542     23.67        9,315,140      10,167,285
------------------------------
Janus Aspen Series Aggressive
   Growth Portfolio               281,087     36.30       10,203,464      13,661,706
------------------------------
Janus Aspen Series Balanced
   Portfolio                      718,174     24.31       17,458,811      18,723,437
------------------------------
Janus Aspen Series Flexible
   Income Portfolio                   187     11.46            2,140           2,117
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio               657,819     36.98       24,326,148      28,764,789
------------------------------
Janus Aspen Series Global
   Technology Service
   Class Portfolio                    300      6.55            1,964           2,341
------------------------------
LN Bond Fund                    1,180,382     11.89       14,035,925      13,719,052
------------------------------
LN Capital Appreciation Fund      119,712     25.35        3,034,113       3,625,563
------------------------------
LN Equity-Income Fund             378,389     17.44        6,600,239       7,127,953
------------------------------
LN Money Market Fund            1,303,937     10.00       13,039,372      13,039,372
------------------------------
LN Social Awareness Fund            8,865     37.21          329,836         367,828
------------------------------
MFS Capital Opportunities
   Series                          93,429     19.26        1,799,450       2,094,625
------------------------------
MFS Research Series                20,970     20.80          436,179         478,916
------------------------------
MFS Total Return Series            10,169     19.59          199,208         197,409
------------------------------
MFS Utilities Series                5,036     23.57          118,687         117,459
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                      347,825     22.48        7,819,098       7,498,982
------------------------------
NB AMT Partners Portfolio             125     16.17            2,028           2,088
------------------------------
OCC Accumulation Managed
   Portfolio                           50     43.20            2,181           2,176
------------------------------
Oppenheimer Main Street Growth
   and Income Fund                111,901     21.26        2,379,020       2,606,250
------------------------------
FTVIPT Templeton Asset
   Strategy Class 2 Fund            6,220     19.13          118,989         130,884
------------------------------
FTVIPT Templeton International
   Securities Class 2 Fund         25,332     18.67          472,953         488,274
------------------------------
FTVIPT Templeton Growth
   Securities Class 2 Fund            210     13.70            2,880           2,920
------------------------------
FTVIPT Templeton Small Cap
   Class 2 Fund                     6,922     21.14          146,338         169,206
                                                     ---------------  --------------
------------------------------
                                                     $   182,056,098  $  198,422,509
                                                     ===============  ==============

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (continued)
6.   New investment funds and fund name changes

   During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Class 2 Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Class 2 Fund and the MFS Value Equity Series changed its name to the MFS Capital Opportunities Series.

   Also, during 2000, the AFIS U.S. Government/AAA Rated Securities Class 2 Fund, the AFIS Bond Class 2 Fund, the AFIS Global Growth Class 2 Fund, the Fidelity VIP High Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Flexible Income Portfolio, the Janus Aspen Series Global Technology Service Class Portfolio and the FTVIPT Templeton Small Cap Class 2 Fund became available as investment options for Variable Account contract owners.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account S

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account S ("Variable Account") (comprised of the following subaccounts: American Century Variable Products Group, Inc. ("American Century VP") Income & Growth, American Century VP International, American Funds Insurance Series ("AFIS") Bond Class 2, AFIS Global Growth Class 2, AFIS Growth Class 2, AFIS Growth & Income Class 2, AFIS High-Yield Bond Class 2, AFIS U.S. Government/AAA Rated Securities Class 2, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF International Equity, DGPF REIT, DGPF Small Cap Value, Fidelity Variable Insurance Products ("Fidelity VIP") Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Overseas Service Class, Fidelity VIP II Asset Manager Service Class, Fidelity VIP II Contrafund Service Class, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series Worldwide Growth, Janus Aspen Series Global Technology Service Class, Lincoln National ("LN") Bond, LN Capital Appreciation, LN Equity-Income, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Capital Opportunities, MFS Research, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, OCC Accumulation Trust Managed, Oppenheimer Main Street Growth and Income, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Asset Strategy, FTVIPT International Securities Class 2, FTVIPT Growth Securities Class 2 and FTVIPT Small Cap Class 2) as of December 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from May 14, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account S at December 31, 2000, the results of their operations and the changes in their net assets for the year then ended and for the period from May 14, 1999 (inception) to December 31, 1999 in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

             Lincoln Life Flexible Premium Variable Life Account S

                          (June 30, 2001 - Unaudited)

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability
June 30, 2001 (unaudited)

                                            AMERICAN                                 AFIS                        AFIS
                                            CENTURY VP    AMERICAN       AFIS        GLOBAL        AFIS          GROWTH &
                                            INCOME &      CENTURY VP     BOND        GROWTH        GROWTH        INCOME
                                            GROWTH        INTERNATIONAL  CLASS 2     CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $    42,544,693  $         --  $         --   $       --  $         --  $         --  $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)             150,564,296     4,045,995     4,627,794        2,221       111,036       428,103       256,683
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
Total Assets                   193,108,989     4,045,995     4,627,794        2,221       111,036       428,103       256,683
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                         4,439            88           106           --             2            10             8
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $   193,104,550  $  4,045,907  $  4,627,688   $    2,221  $    111,034  $    428,093  $    256,675
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Percent of net assets               100.00%         2.10%         2.40%        0.00%         0.06%         0.22%         0.13%
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                                          100        31,005          100           100         3,825        10,634
  Unit value                                $      9.714  $     10.043   $   11.024  $      7.928  $     11.443  $     11.588
                                            ------------  ------------   ----------  ------------  ------------  ------------
                                                     971       311,392        1,102           793        43,764       123,232
                                            ------------  ------------   ----------  ------------  ------------  ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                                      439,494       469,982          100        13,850        33,418        11,453
  Unit value                                $      9.204  $      9.184   $   11.064  $      7.959  $     11.500  $     11.651
                                            ------------  ------------   ----------  ------------  ------------  ------------
                                               4,044,936     4,316,296        1,119       110,241       384,329       133,443
                                            ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $   193,104,550  $  4,045,907  $  4,627,688   $    2,221  $    111,034  $    428,093  $    256,675
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                            AFIS
                           AFIS             U.S. GOVERNMENT/
                           HIGH-YIELD       AAA RATED         BARON         DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT  DGPF
                           BOND             SECURITIES        CAPITAL       EAFE EQUITY   EQUITY 500    SMALL CAP     HIGH
                           CLASS 2          CLASS 2           ASSET         INDEX         INDEX         INDEX         YIELD
                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $            --    $         --    $         --  $        --   $         --  $         --  $     37,583
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)                 360,574         489,884      10,832,012      204,274     13,934,624       386,939            --
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
Total Assets                       360,574         489,884      10,832,012      204,274     13,934,624       386,939        37,583
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                             8              11             253            4            320             8             1
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS                 $       360,566    $    489,873    $ 10,831,759  $   204,270   $ 13,934,304  $    386,931  $     37,582
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------
Percent of net assets                 0.19%           0.25%           5.61%        0.11%          7.22%         0.20%         0.02%
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                          1,004             100          89,614          100         92,834           100           100
  Unit value               $        10.433    $     11.166    $     12.586  $     8.316   $      9.515  $     11.699  $      7.427
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
                                    10,471           1,117       1,127,907          832        883,283         1,170           743
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                         33,361          43,625         755,877       25,869      1,438,895        32,280         4,632
  Unit value               $        10.494    $     11.204    $     12.838  $     7.864   $      9.070  $     11.950  $      7.948
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
                                   350,095         488,756       9,703,852      203,438     13,051,021       385,761        36,839
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS                 $       360,566    $    489,873    $ 10,831,759  $   204,270   $ 13,934,304  $    386,931  $     37,582
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $      1,609
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)                   --
                           ------------
-------------------------
Total Assets                      1,609
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                         --
                           ------------
-------------------------
NET ASSETS                 $      1,609
                           ============
-------------------------
Percent of net assets              0.00%
                           ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                         100
  Unit value               $      7.619
                           ------------
                                    762
                           ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                         100
  Unit value               $      8.329
                           ------------
                                    847
                           ------------
-------------------------
NET ASSETS                 $      1,609
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                                                                   FIDELITY
                                                                                    FIDELITY       VIP            FIDELITY
                           DGPF                           DGPF                      VIP            HIGH           VIP
                           INTERNATIONAL    DGPF          SMALL CAP     DGPF        GROWTH         INCOME         OVERSEAS
                           EQUITY           REIT          VALUE         TREND       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $         1,999  $    788,140  $    102,471  $    2,139  $         --   $         --   $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)                      --            --            --          --    28,928,974         32,202        158,262
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
-------------------------
Total Assets                         1,999       788,140       102,471       2,139    28,928,974         32,202        158,262
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                            --            17             2          --           637              1              3
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
-------------------------
NET ASSETS                 $         1,999  $    788,123  $    102,469  $    2,139  $ 28,928,337   $     32,201   $    158,259
                           ===============  ============  ============  ==========  ============   ============   ============
-------------------------
Percent of net assets                 0.00%         0.41%         0.05%       0.00%        14.98%          0.02%          0.08%
                           ===============  ============  ============  ==========  ============   ============   ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                            100           100           100         100        29,909            100            100
  Unit value               $         9.705  $     12.734  $     11.962  $   10.673  $     10.079   $      7.677   $      8.154
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
                                       970         1,273         1,196       1,067       301,437            768            815
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                            100        55,029         7,694         100     3,075,092          4,082         19,232
  Unit value               $        10.083  $     14.299  $     13.160  $   10.704  $      9.309   $      7.699   $      8.185
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
                                     1,029       786,850       101,273       1,072    28,626,900         31,433        157,444
                           ===============  ============  ============  ==========  ============   ============   ============
-------------------------
NET ASSETS                 $         1,999  $    788,123  $    102,469  $    2,139  $ 28,928,337   $     32,201   $    158,259
                           ===============  ============  ============  ==========  ============   ============   ============
-------------------------

                           FIDELITY
                           VIP II
                           ASSET
                           MANAGER
                           SERVICE CLASS
                           SUBACCOUNT
-------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)              914,054
                           ------------
-------------------------
Total Assets                    914,054
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                         20
                           ------------
-------------------------
NET ASSETS                 $    914,034
                           ============
-------------------------
Percent of net assets              0.47%
                           ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                         100
  Unit value               $     10.046
                           ------------
                                  1,005
                           ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                      94,063
  Unit value               $      9.706
                           ------------
                                913,029
                           ============
-------------------------
NET ASSETS                 $    914,034
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                                                                    JANUS
                           FIDELITY         JANUS                       JANUS         JANUS         ASPEN SERIES
                           VIP II           ASPEN SERIES  JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL
                           CONTRAFUND       AGGRESSIVE    ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GROWTH        BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $            --  $         --  $         --  $         --  $         --  $         --   $ 16,758,651
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)               7,607,129    10,119,846    27,777,779         3,980    22,650,435         1,160             --
                           ---------------  ------------  ------------  ------------  ------------  ------------   ------------
-------------------------
Total Assets                     7,607,129    10,119,846    27,777,779         3,980    22,650,435         1,160     16,758,651
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                           170           242           628            --           511            --            377
                           ---------------  ------------  ------------  ------------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     7,606,959  $ 10,119,604  $ 27,777,151  $      3,980  $ 22,649,924  $      1,160   $ 16,758,274
                           ===============  ============  ============  ============  ============  ============   ============
-------------------------
Percent of net assets                 3.94%         5.24%        14.38%         0.00%        11.73%         0.00%          8.68%
                           ===============  ============  ============  ============  ============  ============   ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                         25,280       167,223        98,951           100        94,203           100         48,484
  Unit value               $         9.648  $      9.119  $     11.006  $     10.917  $     10.959  $      5.753   $     11.421
                           ---------------  ------------  ------------  ------------  ------------  ------------   ------------
                                   243,905     1,524,872     1,089,063         1,092     1,032,382           575        553,742
                           ---------------  ------------  ------------  ------------  ------------  ------------   ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                        780,023     1,252,168     2,587,541           263     2,257,516           100      1,429,562
  Unit value               $         9.440  $      6.864  $     10.314  $     10.956  $      9.576  $      5.770   $     11.335
                           ---------------  ------------  ------------  ------------  ------------  ------------   ------------
                                 7,363,054     8,594,732    26,688,088         2,888    21,617,542           585     16,204,532
                           ---------------  ------------  ------------  ------------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     7,606,959  $ 10,119,604  $ 27,777,151  $      3,980  $ 22,649,924  $      1,160   $ 16,758,274
                           ===============  ============  ============  ============  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $  3,162,204
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)                   --
                           ------------
-------------------------
Total Assets                  3,162,204
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                         85
                           ------------
-------------------------
NET ASSETS                 $  3,162,119
                           ============
-------------------------
Percent of net assets              1.64%
                           ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                      98,314
  Unit value               $      9.868
                           ------------
                                970,129
                           ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                     256,776
  Unit value               $      8.536
                           ------------
                              2,191,990
                           ------------
-------------------------
NET ASSETS                 $  3,162,119
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                           LN               LN            LN            MFS            MFS                         MFS
                           EQUITY-          MONEY         SOCIAL        CAPITAL        EMERGING      MFS           TOTAL
                           INCOME           MARKET        AWARENESS     OPPORTUNITIES  EQUITIES      RESEARCH      RETURN
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $     6,422,848  $ 14,855,804  $    411,245  $          --  $         --  $         --  $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)                      --            --            --      1,908,761         1,919       413,085       881,206
                           ---------------  ------------  ------------  -------------  ------------  ------------  ------------
-------------------------
Total Assets                     6,422,848    14,855,804       411,245      1,908,761         1,919       413,085       881,206
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                           146           347            15             44            --             9            19
                           ---------------  ------------  ------------  -------------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $     6,422,702  $ 14,855,457  $    411,230  $   1,908,717  $      1,919  $    413,076  $    881,187
                           ===============  ============  ============  =============  ============  ============  ============
-------------------------
Percent of net assets                 3.33%         7.69%         0.21%          0.99%         0.00%         0.21%         0.46%
                           ===============  ============  ============  =============  ============  ============  ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                         34,890       119,452        35,355         13,816           100         1,955           100
  Unit value               $        10.411  $     11.002  $      9.987  $      10.885  $      9.511  $      9.924  $     11.419
                           ---------------  ------------  ------------  -------------  ------------  ------------  ------------
                                   363,225     1,314,216       353,118        150,389           951        19,402         1,142
                           ---------------  ------------  ------------  -------------  ------------  ------------  ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                        548,373     1,243,573         6,129        171,570           100        41,486        76,084
  Unit value               $        11.050  $     10.892  $      9.482  $      10.248  $      9.664  $      9.489  $     11.567
                           ---------------  ------------  ------------  -------------  ------------  ------------  ------------
                                 6,059,477    13,541,241        58,112      1,758,328           968       393,674       880,045
                           ---------------  ------------  ------------  -------------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $     6,422,702  $ 14,855,457  $    411,230  $   1,908,717  $      1,919  $    413,076  $    881,187
                           ===============  ============  ============  =============  ============  ============  ============
-------------------------


                           MFS
                           UTILITIES
                           SUBACCOUNT
-------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)              540,065
                           ------------
-------------------------
Total Assets                    540,065
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                         12
                           ------------
-------------------------
NET ASSETS                 $    540,053
                           ============
-------------------------
Percent of net assets              0.28%
                           ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                         100
  Unit value               $     11.490
                           ------------
                                  1,149
                           ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                      49,361
  Unit value               $     10.917
                           ------------
                                538,904
                           ------------
-------------------------
NET ASSETS                 $    540,053
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                                                     FTVIPT        FTVIPT         FTVIPT
                                                                        OPPENHEIMER  TEMPLETON     TEMPLETON      TEMPLETON
                           NB AMT                         OCC           MAIN STREET  ASSET         INTERNATIONAL  GROWTH
                           MID-CAP          NB AMT        ACCUMULATION  GROWTH AND   STRATEGY      SECURITIES     SECURITIES
                           GROWTH           PARTNERS      MANAGED       INCOME       CLASS 2       CLASS 2        CLASS 2
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $            --  $         --  $         --  $        --  $         --  $         --   $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)               7,810,839        58,757        89,016    3,205,549        79,801       460,607         80,758
                           ---------------  ------------  ------------  -----------  ------------  ------------   ------------
-------------------------
Total Assets                     7,810,839        58,757        89,016    3,205,549        79,801       460,607         80,758
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                           174             1             2          114             2            10              2
                           ---------------  ------------  ------------  -----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     7,810,665  $     58,756  $     89,014  $ 3,205,435  $     79,799  $    460,597   $     80,756
                           ===============  ============  ============  ===========  ============  ============   ============
-------------------------
Percent of net assets                 4.04%         0.03%         0.05%        1.66%         0.04%         0.24%          0.04%
                           ===============  ============  ============  ===========  ============  ============   ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                         26,959           100           100      280,702           100           100            100
  Unit value               $        12.420  $      9.624  $     10.896  $     9.524  $     10.371  $      9.965   $     12.327
                           ---------------  ------------  ------------  -----------  ------------  ------------   ------------
                                   334,844           962         1,090    2,673,400         1,037           997          1,233
                           ---------------  ------------  ------------  -----------  ------------  ------------   ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                        688,014         5,582         8,164       58,059         7,578        45,886          6,569
  Unit value               $        10.886  $     10.350  $     10.768  $     9.164  $     10.391  $     10.016   $     12.105
                           ---------------  ------------  ------------  -----------  ------------  ------------   ------------
                                 7,475,821        57,794        87,924      532,035        78,762       459,600         79,523
                           ---------------  ------------  ------------  -----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     7,810,665  $     58,756  $     89,014  $ 3,205,435  $     79,799  $    460,597   $     80,756
                           ===============  ============  ============  ===========  ============  ============   ============
-------------------------


                           FTVIPT
                           TEMPLETON
                           SMALL CAP
                           CLASS 2
                           SUBACCOUNT
-------------------------
Assets
  Investments at Market -
     Affiliated (Cost
     $43,830,962)          $         --
  Investments at Market -
     Unaffiliated (Cost
     $178,785,870)            1,159,973
                           ------------
-------------------------
Total Assets                  1,159,973
  Liability - Payable to
     The Lincoln National
     Life Insurance
     Company                         30
                           ------------
-------------------------
NET ASSETS                 $  1,159,943
                           ============
-------------------------
Percent of net assets              0.60%
                           ============
-------------------------
Net assets are
   represented by:
CVUL & CVUL III (.70
   M&E):
  Units in accumulation
     period                      42,062
  Unit value               $      8.493
                           ------------
                                357,230
                           ------------
CVUL--LC & CVUL III--LC
   (.40 M&E):
  Units in accumulation
     period                      94,182
  Unit value               $      8.523
                           ------------
                                802,713
                           ------------
-------------------------
NET ASSETS                 $  1,159,943
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations
Six Months Ended June 30, 2001 (unaudited)

                                            AMERICAN                                 AFIS                        AFIS
                                            CENTURY VP    AMERICAN       AFIS        GLOBAL        AFIS          GROWTH &
                                            INCOME &      CENTURY VP     BOND        GROWTH        GROWTH        INCOME
                                            GROWTH        INTERNATIONAL  CLASS 2     CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $     5,243,037  $    34,171   $    454,549   $  120      $    10,304   $   109,537   $     31,319
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
      M&E)                         (44,775)          (4)        (1,088)      (4)              (3)         (158)          (429)
    CVUL--LC & CVUL
      III--LC (.40 M&E)           (344,353)      (8,204)        (9,321)      (2)            (222)         (571)           (60)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                        4,853,909       25,963        444,140      114           10,079       108,808         30,830
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments               (5,831,233)     (80,712)       (45,870)      --           (1,154)       (3,165)           406
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (13,141,432)    (108,117)    (1,532,112)     (17)         (18,242)     (143,480)       (26,523)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS              (18,972,665)    (188,829)    (1,577,982)     (17)         (19,396)     (146,645)       (26,117)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (14,118,756) $  (162,866)  $ (1,133,842)  $   97      $    (9,317)  $   (37,837)  $      4,713
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------

                                            AFIS
                           AFIS             U.S. GOVERNMENT/
                           HIGH-YIELD       AAA RATED         BARON         DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT  DGPF
                           BOND             SECURITIES        CAPITAL       EAFE EQUITY   EQUITY 500    SMALL CAP     HIGH
                           CLASS 2          CLASS 2           ASSET         INDEX         INDEX         INDEX         YIELD
                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $       38,114     $     26,073    $     48,223  $        --   $        --   $       --    $    3,108
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                           (37)              (4)         (3,368)          (3)       (2,863)          (4)           (3)
    CVUL--LC & CVUL
       III--LC (.40 M&E)             (344)            (469)        (18,134)        (265)      (26,719)        (751)         (180)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                          37,733           25,600          26,721         (268)      (29,582)        (755)        2,925
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                   1,533              147          46,048       (2,655)     (204,761)     (12,681)       (4,877)
Net change in unrealized
   appreciation or
   depreciation on
   investments                    (31,358)         (23,734)      1,183,726       (9,012)     (802,704)      56,709         8,779
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                 (29,825)         (23,587)      1,229,774      (11,667)   (1,007,465)      44,028         3,902
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $        7,908     $      2,013    $  1,256,495  $   (11,935)  $(1,037,047)  $   43,273    $    6,827
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $         11
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                          (3)
    CVUL--LC & CVUL
       III--LC (.40 M&E)             (2)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                             6
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                   (53)
Net change in unrealized
   appreciation or
   depreciation on
   investments                      (42)
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                   (95)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $        (89)
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Six Months Ended June 30, 2001 (unaudited)

                                                                                                   FIDELITY VIP
                           DGPF                           DGPF                      FIDELITY VIP   HIGH           FIDELITY VIP
                           INTERNATIONAL    DGPF          SMALL CAP     DGPF        GROWTH         INCOME         OVERSEAS
                           EQUITY           REIT          VALUE         TREND       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $      210       $    8,374    $       35    $   --      $  2,112,150   $     16,084   $     15,957
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                        (4)              (4)           (4)       --            (1,007)            (3)            (3)
    CVUL--LC & CVUL
       III--LC (.40 M&E)           (2)            (989)          (89)       --           (59,215)          (237)          (354)
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         204            7,381           (58)       --         2,051,928         15,844         15,600
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                  --            1,217        (1,262)       --        (1,195,581)       (27,480)       (24,717)
Net change in unrealized
   appreciation or
   depreciation on
   investments                   (375)          49,337         1,485       139        (4,041,162)         5,610        (21,407)
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (375)          50,554           223       139        (5,236,743)       (21,870)       (46,124)
                           ---------------  ------------  ------------  ----------  ------------   ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $     (171)      $   57,935    $      165    $  139      $ (3,184,815)  $     (6,026)  $    (30,524)
                           ===============  ============  ============  ==========  ============   ============   ============
-------------------------

                           FIDELITY VIP II
                           ASSET            FIDELITY VIP II
                           MANAGER          CONTRAFUND
                           SERVICE CLASS    SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                 $     48,172     $    305,899
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                           (4)            (794)
    CVUL--LC & CVUL
       III--LC (.40 M&E)          (1,812)         (16,623)
                            ------------     ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         46,356          288,482
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                (64,785)        (460,258)
Net change in unrealized
   appreciation or
   depreciation on
   investments                   (21,414)        (778,811)
                            ------------     ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (86,199)      (1,239,069)
                            ------------     ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               $    (39,843)    $   (950,587)
                            ============     ============
-------------------------

                                                                                      JANUS
                           JANUS                          JANUS         JANUS         ASPEN SERIES
                           ASPEN SERIES     JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL                       LN
                           AGGRESSIVE       ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           GROWTH           BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $            --  $    354,558  $    111       $   49,528   $          7   $    80,047   $   273,347
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                         (5,128)       (3,591)       (4)          (3,416)            (2)       (1,783)       (3,233)
    CVUL--LC & CVUL
       III--LC (.40 M&E)           (16,950)      (38,627)       (3)         (46,253)            (2)      (29,652)       (4,685)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                          (22,078)      312,340       104             (141)             3        48,612       265,429
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments               (1,371,050)     (352,581)       82       (1,135,637)           (83)       72,579      (315,117)
Net change in unrealized
   appreciation or
   depreciation on
   investments                  (1,418,535)     (741,934)     (118)      (2,301,079)          (338)      373,740      (415,173)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS               (2,789,585)   (1,094,515)      (36)      (3,436,716)          (421)      446,319      (730,290)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $    (2,811,663) $   (782,175) $     68       $(3,436,857) $       (418)  $   494,931   $  (464,861)
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------


                           LN
                           EQUITY-
                           INCOME
                           SUBACCOUNT
-------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $    307,616
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                      (1,135)
    CVUL--LC & CVUL
       III--LC (.40 M&E)        (13,649)
                           ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                       292,832
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments              (213,127)
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (350,143)
                           ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS              (563,270)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (270,438)
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Operations (continued)
Six Months Ended June 30, 2001 (unaudited)

                           LN               LN            MFS            MFS                       MFS
                           MONEY            SOCIAL        CAPITAL        EMERGING    MFS           TOTAL         MFS
                           MARKET           AWARENESS     OPPORTUNITIES  EQUITIES    RESEARCH      RETURN        UTILITIES
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $      344,329   $    98,125   $    162,451   $   --      $    60,927   $    37,964   $    59,052
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                        (3,978)       (1,158)          (534)      --              (73)           (4)           (4)
    CVUL--LC & CVUL
       III--LC (.40 M&E)          (25,728)          (66)        (3,817)      --             (786)       (1,070)         (720)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         314,623        96,901        158,100       --           60,068        36,890        58,328
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                      --        (3,529)      (198,777)      --          (58,491)          137        (1,021)
Net change in unrealized
   appreciation or
   depreciation on
   investments                         --      (106,184)      (307,350)     (81)         (60,031)      (23,663)      (89,857)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                      --      (109,713)      (506,127)     (81)        (118,522)      (23,526)      (90,878)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $      314,623   $   (12,812)  $   (348,027)  $  (81)     $   (58,454)  $    13,364   $   (32,550)
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------

                           NB AMT
                           MID-CAP       NB AMT
                           GROWTH        PARTNERS
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $         --  $         79
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
       M&E)                      (1,089)           (4)
    CVUL--LC & CVUL
       III--LC (.40 M&E)        (14,308)          (54)
                           ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                       (15,397)           21
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments               (95,958)           26
Net change in unrealized
   appreciation or
   depreciation on
   investments               (1,030,438)        5,006
                           ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS            (1,126,396)        5,032
                           ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $ (1,141,793) $      5,053
                           ============  ============
-------------------------

                                                          FTVIPT        FTVIPT         FTVIPT
                                            OPPENHEIMER   TEMPLETON     TEMPLETON      TEMPLETON     FTVIPT
                           OCC              MAIN STREET   ASSET         INTERNATIONAL  GROWTH        TEMPLETON
                           ACCUMULATION     GROWTH AND    STRATEGY      SECURITIES     SECURITIES    SMALL CAP
                           MANAGED          INCOME        CLASS 2       CLASS 2        CLASS 2       CLASS 2
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
Six Months Ended June 30,
   2001
Net Investment Income
   (Loss):
  Dividends                $        60      $    15,130   $     8,465   $    116,379   $    8,359    $      4,093
  Mortality and expense
     guarantees:
    CVUL & CVUL III (.70
      M&E)                          (4)          (8,758)           (4)            (4)          (4)         (1,071)
    CVUL--LC & CVUL
      III--LC (.40 M&E)            (47)            (745)         (177)          (951)         (32)         (1,466)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                            9            5,627         8,284        115,424        8,323           1,556
Net Realized and
   Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss)
   on investments                   10          (17,744)       (8,809)       (14,134)       1,397         (38,746)
Net change in unrealized
   appreciation or
   depreciation on
   investments                  (2,224)        (147,836)       (4,408)      (141,212)      (9,753)       (117,096)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS               (2,214)        (165,580)      (13,217)      (155,346)      (8,356)       (155,842)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $    (2,205)     $  (159,953)  $    (4,933)  $    (39,922)  $      (33)   $   (154,286)
                           ===============  ============  ============  =============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets
Six Months Ended June 30, 2001 (unaudited)

                                            AMERICAN                                 AFIS                        AFIS
                                            CENTURY VP    AMERICAN       AFIS        GLOBAL        AFIS          GROWTH &
                                            INCOME &      CENTURY VP     BOND        GROWTH        GROWTH        INCOME
                                            GROWTH        INTERNATIONAL  CLASS 2     CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER
   31, 2000                $   182,049,806  $  5,354,577  $  5,495,072   $ 2,119     $   115,074   $    98,730   $    123,880
-------------------------
Changes From Operations:
  Net investment income
     (loss)                      4,853,909        25,963       444,140       114          10,079       108,808         30,830
  Net realized gain
     (loss) on
     investments                (5,831,233)      (80,712)      (45,870)       --          (1,154)       (3,165)           406
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (13,141,432)     (108,117)   (1,532,112)      (17)        (18,242)     (143,480)       (26,523)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (14,118,756)     (162,866)   (1,133,842)       97          (9,317)      (37,837)         4,713
-------------------------
Change From Unit
   Transactions:
  Participant purchases         43,582,006       214,826       351,246         5          16,118       383,114        134,534
  Participant withdrawals      (18,408,506)   (1,360,630)      (84,788)       --         (10,841)      (15,914)        (6,452)
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 25,173,500    (1,145,804)      266,458         5           5,277       367,200        128,082
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                11,054,744    (1,308,670)     (867,384)      102          (4,040)      329,363        132,795
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $   193,104,550  $  4,045,907  $  4,627,688   $ 2,221     $   111,034   $   428,093   $    256,675
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------

                                            AFIS
                           AFIS             U.S. GOVERNMENT/
                           HIGH-YIELD       AAA RATED         BARON         DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT  DGPF
                           BOND             SECURITIES        CAPITAL       EAFE EQUITY   EQUITY 500    SMALL CAP     HIGH
                           CLASS 2          CLASS 2           ASSET         INDEX         INDEX         INDEX         YIELD
                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER
   31, 2000                $       56,275     $     30,982    $  9,731,717  $    75,670   $14,272,238   $ 1,039,973   $   175,001
-------------------------
Changes From Operations:
  Net investment income
     (loss)                        37,733           25,600          26,721         (268)      (29,582)         (755)        2,925
  Net realized gain
     (loss) on
     investments                    1,533              147          46,048       (2,655)     (204,761)      (12,681)       (4,877)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (31,358)         (23,734)      1,183,726       (9,012)     (802,704)       56,709         8,779
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       7,908            2,013       1,256,495      (11,935)   (1,037,047)       43,273         6,827
-------------------------
Change From Unit
   Transactions:
  Participant purchases           302,746          463,546         245,572      144,568     1,279,152         4,750         1,503
  Participant withdrawals          (6,363)          (6,668)       (402,025)      (4,033)     (580,039)     (701,065)     (145,749)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   296,383          456,878        (156,453)     140,535       699,113      (696,315)     (144,246)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  304,291          458,891       1,100,042      128,600      (337,934)     (653,042)     (137,419)
                           ---------------    ------------    ------------  -----------   ------------  ------------  ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $      360,566     $    489,873    $ 10,831,759  $   204,270   $13,934,304   $   386,931   $    37,582
                           ===============    ============    ============  ===========   ============  ============  ============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $      2,112
-------------------------
Changes From Operations:
  Net investment income
     (loss)                           6
  Net realized gain
     (loss) on
     investments                    (53)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    (42)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       (89)
-------------------------
Change From Unit
   Transactions:
  Participant purchases              --
  Participant withdrawals          (414)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    (414)
                           ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   (503)
                           ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $      1,609
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Six Months Ended June 30, 2001 (unaudited)

                                                                                                     FIDELITY VIP
                           DGPF                           DGPF                        FIDELITY VIP   HIGH           FIDELITY VIP
                           INTERNATIONAL    DGPF          SMALL CAP     DGPF          GROWTH         INCOME         OVERSEAS
                           EQUITY           REIT          VALUE         TREND         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER
   31, 2000                $     2,164      $   178,967   $     2,323   $      --     $ 32,052,646   $    142,661   $    134,217
-------------------------
Changes From Operations:
  Net investment income
     (loss)                        204            7,381           (58)         --        2,051,928         15,844         15,600
  Net realized gain
     (loss) on
     investments                    --            1,217        (1,262)         --       (1,195,581)       (27,480)       (24,717)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (375)          49,337         1,485         139       (4,041,162)         5,610        (21,407)
                           ---------------  ------------  ------------  ------------  ------------   ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (171)          57,935           165         139       (3,184,815)        (6,026)       (30,524)
-------------------------
Change From Unit
   Transactions:
  Participant purchases              6          562,524       100,568       2,000        1,716,135          3,239         56,778
  Participant withdrawals           --          (11,303)         (587)         --       (1,655,629)      (107,673)        (2,212)
                           ---------------  ------------  ------------  ------------  ------------   ------------   ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      6          551,221        99,981       2,000           60,506       (104,434)        54,566
                           ---------------  ------------  ------------  ------------  ------------   ------------   ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  (165)         609,156       100,146       2,139       (3,124,309)      (110,460)        24,042
                           ---------------  ------------  ------------  ------------  ------------   ------------   ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $     1,999      $   788,123   $   102,469   $   2,139     $ 28,928,337   $     32,201   $    158,259
                           ===============  ============  ============  ============  ============   ============   ============
-------------------------

                           FIDELITY VIP II
                           ASSET             FIDELITY VIP II
                           MANAGER           CONTRAFUND
                           SERVICE CLASS     SERVICE CLASS
                           SUBACCOUNT        SUBACCOUNT
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                  $  1,123,210    $     9,314,825
-------------------------
Changes From Operations:
  Net investment income
     (loss)                        46,356            288,482
  Net realized gain
     (loss) on
     investments                  (64,785)          (460,258)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (21,414)          (778,811)
                             ------------    ---------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (39,843)          (950,587)
-------------------------
Change From Unit
   Transactions:
  Participant purchases           177,811            377,168
  Participant withdrawals        (347,144)        (1,134,447)
                             ------------    ---------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  (169,333)          (757,279)
                             ------------    ---------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 (209,176)        (1,707,866)
                             ------------    ---------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                      $    914,034    $     7,606,959
                             ============    ===============
-------------------------

                                                                                      JANUS
                           JANUS                          JANUS         JANUS         ASPEN SERIES
                           ASPEN SERIES     JANUS         ASPEN SERIES  ASPEN SERIES  GLOBAL                       LN
                           AGGRESSIVE       ASPEN SERIES  FLEXIBLE      WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           GROWTH           BALANCED      INCOME        GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER
   31, 2000                $    10,203,090  $ 17,458,211  $   2,140      $24,325,279  $      1,964   $ 14,035,455  $ 3,033,993
-------------------------
Changes From Operations:
  Net investment income
     (loss)                        (22,078)      312,340        104            (141)             3         48,612      265,429
  Net realized gain
     (loss) on
     investments                (1,371,050)     (352,581)        82      (1,135,637)           (83)        72,579     (315,117)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (1,418,535)     (741,934)      (118)     (2,301,079)          (338)       373,740     (415,173)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (2,811,663)     (782,175)        68      (3,436,857)          (418)       494,931     (464,861)
-------------------------
Change From Unit
   Transactions:
  Participant purchases          3,156,046    13,500,229      5,975       3,175,692             --      2,503,959      880,005
  Participant withdrawals         (427,869)   (2,399,114)    (4,203)     (1,414,190)          (386)      (276,071)    (287,018)
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  2,728,177    11,101,115      1,772       1,761,502           (386)     2,227,888      592,987
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   (83,486)   10,318,940      1,840      (1,675,355)          (804)     2,722,819      128,126
                           ---------------  ------------  ------------   ----------   ------------   ------------  ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $    10,119,604  $ 27,777,151  $   3,980      $22,649,924  $      1,160   $ 16,758,274  $ 3,162,119
                           ===============  ============  ============   ==========   ============   ============  ============
-------------------------


                           LN
                           EQUITY-
                           INCOME
                           SUBACCOUNT
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $  6,600,019
-------------------------
Changes From Operations:
  Net investment income
     (loss)                     292,832
  Net realized gain
     (loss) on
     investments               (213,127)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (350,143)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (270,438)
-------------------------
Change From Unit
   Transactions:
  Participant purchases       1,175,159
  Participant withdrawals    (1,082,038)
                           ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  93,121
                           ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               (177,317)
                           ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $  6,422,702
                           ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Statements of Changes in Net Assets (continued)
Six Months Ended June 30, 2001 (unaudited)

                           LN               LN            MFS            MFS                       MFS
                           MONEY            SOCIAL        CAPITAL        EMERGING      MFS         TOTAL         MFS
                           MARKET           AWARENESS     OPPORTUNITIES  EQUITIES      RESEARCH    RETURN        UTILITIES
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER
   31, 2000                $    13,038,914  $   329,817   $  1,799,386   $      --     $ 436,164   $   199,201   $   118,683
-------------------------
Changes From Operations:
  Net investment income
     (loss)                        314,623       96,901        158,100          --        60,068        36,890        58,328
  Net realized gain
     (loss) on
     investments                        --       (3,529)      (198,777)         --       (58,491)          137        (1,021)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                        --     (106,184)      (307,350)        (81)      (60,031)      (23,663)      (89,857)
                           ---------------  ------------  ------------   ------------  ----------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                      314,623      (12,812)      (348,027)        (81)      (58,454)       13,364       (32,550)
-------------------------
Change From Unit
   Transactions:
  Participant purchases          6,793,572      111,337        534,897       2,000       137,192       684,138       468,330
  Participant withdrawals       (5,291,652)     (17,112)       (77,539)         --      (101,826)      (15,516)      (14,410)
                           ---------------  ------------  ------------   ------------  ----------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  1,501,920       94,225        457,358       2,000        35,366       668,622       453,920
                           ---------------  ------------  ------------   ------------  ----------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 1,816,543       81,413        109,331       1,919       (23,088)      681,986       421,370
                           ---------------  ------------  ------------   ------------  ----------  ------------  ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $    14,855,457  $   411,230   $  1,908,717   $   1,919     $ 413,076   $   881,187   $   540,053
                           ===============  ============  ============   ============  ==========  ============  ============
-------------------------

                           NB AMT
                           MID-CAP       NB AMT
                           GROWTH        PARTNERS
                           SUBACCOUNT    SUBACCOUNT
-------------------------
NET ASSETS AT DECEMBER
   31, 2000                $  7,818,825  $      2,028
-------------------------
Changes From Operations:
  Net investment income
     (loss)                     (15,397)           21
  Net realized gain
     (loss) on
     investments                (95,958)           26
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (1,030,438)        5,006
                           ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (1,141,793)        5,053
-------------------------
Change From Unit
   Transactions:
  Participant purchases       1,292,953        51,975
  Participant withdrawals      (159,320)         (300)
                           ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               1,133,633        51,675
                           ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 (8,160)       56,728
                           ------------  ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $  7,810,665  $     58,756
                           ============  ============
-------------------------

                                                          FTVIPT        FTVIPT         FTVIPT
                                            OPPENHEIMER   TEMPLETON     TEMPLETON      TEMPLETON     FTVIPT
                           OCC              MAIN STREET   ASSET         INTERNATIONAL  GROWTH        TEMPLETON
                           ACCUMULATION     GROWTH AND    STRATEGY      SECURITIES     SECURITIES    SMALL CAP
                           MANAGED          INCOME        CLASS 2       CLASS 2        CLASS 2       CLASS 2
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER
   31, 2000                $     2,181      $ 2,378,887   $   118,985   $    472,938   $    2,880    $    146,333
-------------------------
Changes From Operations:
  Net investment income
     (loss)                          9            5,627         8,284        115,424        8,323           1,556
  Net realized gain
     (loss) on
     investments                    10          (17,744)       (8,809)       (14,134)       1,397         (38,746)
  Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (2,224)        (147,836)       (4,408)      (141,212)      (9,753)       (117,096)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (2,205)        (159,953)       (4,933)       (39,922)         (33)       (154,286)
-------------------------
Change From Unit
   Transactions:
  Participant purchases         93,775        1,126,410         9,852         51,624       78,923       1,210,054
  Participant withdrawals       (4,737)        (139,909)      (44,105)       (24,043)      (1,014)        (42,158)
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 89,038          986,501       (34,253)        27,581       77,909       1,167,896
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                86,833          826,548       (39,186)       (12,341)      77,876       1,013,610
                           ---------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS AT JUNE 30,
   2001                    $    89,014      $ 3,205,435   $    79,799   $    460,597   $   80,756    $  1,159,943
                           ===============  ============  ============  =============  ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S
Notes to financial statements (unaudited)

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 14, 1999, are part of the operations of Lincoln Life. The Variable Account consists of four products which are listed below:

     -  CVUL

     -  CVUL III

     -  CVUL-LC

     -  CVUL III-LC

   The product shown as LCVUL on the December 31, 2000 financial statements is being shown as the CVUL and CVUL III products on the June 30, 2001 financial statements. The product shown as LCVUL-LC on the December 31, 2000 financial statements is being shown as the CVUL-LC and CVUL III-LC products on the June 30, 2001 financial statements.

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          (JUNE 30, 2001 - UNAUDITED)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30     JUNE 30
                                                              2001        2000
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,169.3   $22,358.3
------------------------------------------------------------
Preferred stocks                                                  296.7       255.0
------------------------------------------------------------
Unaffiliated common stocks                                        114.7       163.7
------------------------------------------------------------
Affiliated common stocks                                          742.4       657.9
------------------------------------------------------------
Mortgage loans on real estate                                   4,072.6     4,226.7
------------------------------------------------------------
Real estate                                                       293.1       279.5
------------------------------------------------------------
Policy loans                                                    1,714.0     1,676.7
------------------------------------------------------------
Other investments                                                 525.0       487.3
------------------------------------------------------------
Cash and short-term investments                                   955.7     1,111.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     30,883.5    31,216.7
------------------------------------------------------------
Premiums and fees in course of collection                         232.0       198.3
------------------------------------------------------------
Accrued investment income                                         475.7       446.4
------------------------------------------------------------
Reinsurance recoverable                                           186.4       135.0
------------------------------------------------------------
Funds withheld by ceding companies                                104.3        71.7
------------------------------------------------------------
Federal and foreign income taxes recoverable from parent
company                                                           192.0       111.1
------------------------------------------------------------
Company owned policies and contracts                              340.7       179.5
------------------------------------------------------------
Goodwill                                                           35.8        40.8
------------------------------------------------------------
Other admitted assets                                             113.8        61.1
------------------------------------------------------------
Separate account assets                                        41,040.1    47,854.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $27,826.0   $12,411.7
------------------------------------------------------------
Other policyholder funds                                          101.1    15,613.3
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       671.0       803.2
------------------------------------------------------------
Funds held under reinsurance treaties                           1,122.5       832.2
------------------------------------------------------------
Asset valuation reserve                                           487.0       520.8
------------------------------------------------------------
Interest maintenance reserve                                       24.6        35.5
------------------------------------------------------------
Other liabilities                                                 651.3       491.2
------------------------------------------------------------
Net transfers due from separate accounts                         (977.7)     (900.0)
------------------------------------------------------------
Separate account liabilities                                   41,039.2    47,854.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              70,945.0    77,662.3
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding--10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     2,006.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (621.8)     (628.4)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,659.3     2,652.7
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,279.8   $3,970.6
------------------------------------------------------------
Net investment income                                          1,070.5    1,077.1
------------------------------------------------------------
Amortization of the interest maintenance reserve                   8.2       11.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          196.0      316.9
------------------------------------------------------------
Expense charges on deposit funds                                  36.7       78.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     294.0      290.2
------------------------------------------------------------
Other income                                                      88.3       30.1
------------------------------------------------------------  --------   --------
Total revenues                                                 4,973.5    5,775.6
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,605.4    4,176.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses            3.5    1,227.3
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    4,608.9    5,403.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      364.6      372.2
------------------------------------------------------------
Dividends to policyholders                                        36.5       38.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 328.1      333.8
------------------------------------------------------------
Federal and foreign income taxes                                  40.9       27.7
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      287.2      306.1
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                             (109.4)     (14.4)
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  177.8   $  291.7
------------------------------------------------------------  ========   ========

See accompanying notes.                                                      F-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,679.1   $2,526.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       177.8      291.7
------------------------------------------------------------
Difference in cost and admitted investment amounts              (123.4)      22.2
------------------------------------------------------------
Nonadmitted assets                                               160.9       (7.3)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (3.6)      (4.0)
------------------------------------------------------------
Asset valuation reserve                                           37.7      (29.9)
------------------------------------------------------------
Cumulative effect of changes in accounting principles             (4.2)       0.0
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                         0.0       63.5
------------------------------------------------------------
Dividends to shareholder                                        (265.0)    (210.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,659.3   $2,652.7
------------------------------------------------------------  ========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2001         2000
                                                              ----------   ----------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,726.8    $ 3,821.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                  53.7        451.8
------------------------------------------------------------
Investment income received                                        977.2      1,048.5
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      294.0        290.2
------------------------------------------------------------
Benefits paid                                                  (4,602.8)    (4,965.8)
------------------------------------------------------------
Insurance expenses paid                                          (603.6)    (1,050.0)
------------------------------------------------------------
Federal income taxes recovered (paid)                            (135.9)       (80.1)
------------------------------------------------------------
Dividends to policyholders                                        (39.8)       (39.4)
------------------------------------------------------------
Other income received and expenses paid, net                      300.4        (72.3)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities               (30.0)      (595.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      4,082.4      2,209.0
------------------------------------------------------------
Purchase of investments                                        (4,447.2)    (1,691.5)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             347.1        132.3
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               (17.7)       649.8
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                     0.0         63.5
------------------------------------------------------------
Repayment of borrowings from shareholder                         (180.0)      (205.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (265.0)      (210.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (445.0)      (351.5)
------------------------------------------------------------
Net increase (decrease) in cash and short-term investments       (492.7)      (297.6)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,448.4      1,409.2
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $   955.7    $ 1,111.6
------------------------------------------------------------  =========    =========

See accompanying notes.                                                      F-5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENT -- STATUTORY BASIS
(UNAUDITED)

--------------------------------------------------------------------------------
1. BASIS OF PRESENTATION

The accompanying financial statements of Lincoln National Life Insurance Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that Indiana State law differs, and except that these financial statements do not contain complete notes.

The Indiana Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of Indiana for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Indiana Insurance Law. The company's financial statements for June 30, 2001 were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001, (NAIC SAP). The NAIC SAP has been adopted as a component of prescribed or permitted practices by the state of Indiana. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of approximately $4,160,000 as of January 1, 2001.

These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

--------------------------------------------------------------------------------
2. SUBSEQUENT EVENTS

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

                                     PART II
                        FEES AND CHARGES REPRESENTATION

Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

      (a)  Brief description of indemnification provisions.

          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

          Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of Indiana law.

      (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 5 to the Registration Statement consists of the papers and the following documents:

The facing sheet;
An Incorporation-by-Reference sheet;
Prospectus #1, consisting of 112 pages (and is incorporated by reference), Prospectus #2, consisting of 109 pages (and is incorporated by reference) Prospectus #3, consisting of 132 pages.
Required Undertakings, Descriptions and Representations;
Signatures;
Powers of Attorney;
Written consents of the following persons:
    1. Robert A. Picarello, Esq.
    2. Kenneth Reeves, ASA, MAAA
    3. Ernst & Young LLP, Independent Auditors

Required Exhibits


1.                                The following exhibits correspond to
                                  those required by paragraph A of the
                                  instructions as to exhibits in Form
                                  N-8B-2:
                             (1)  Resolution of the Board of Directors of
                                  The Lincoln National Life Insurance
                                  Company and related documents
                                  authorizing establishment of the Account
                                  (filed with original filing of this
                                  Registration Statement).
                             (2)  Not applicable.
                             (3)  (a) Form of Selling Group Agreement
                                  between The Lincoln National Life
                                  Insurance Company and Lincoln Financial
                                  Advisors Corp.(4)
                                  (b) Commission Schedule for Variable
                                  Life Policies.(6)
                             (4)  Not applicable.
                             (5)  (a) Proposed Forms of Policy and
                                  Application (filed with initial
                                  Registration Statement).
                                  (b) Riders (filed with initial
                                  Registration Statement).
                                  (c) Form of Policy #LN925(5)
                                  (d) Form of Policy #LN926(5)
                                  (e) #LR512
                             (6)  (a) Articles of Incorporation of The
                                  Lincoln National Life Insurance
                                  Company.(1)
                                  (b) Bylaws of The Lincoln National Life
                                  Insurance Company.(1)
                             (7)  Not applicable.
                             (8)  Fund Participation Agreements.
                                  Agreements between The Lincoln National
                                  Life Insurance Company and Amendments
                                  thereto:
                                  (a) AIM Variable Insurance Funds(7)
                                  (b) Alliance Variable Products Series
                                  Fund, Inc.(8)
                                  (c) American Century Variable Products
                                  Group, Inc.(7)
                                  (d) American Funds Insurance Series(7)
                                  (e) Baron Capital Funds Trust(7)
                                  (f) BT Insurance Funds Trust(7)
                                  (g) Delaware Group Premium Fund, Inc.(7)
                                  (h) Fidelity Variable Insurance Products
                                  Fund(7)
                                  (i) Franklin Templeton Variable Products
                                  Series Fund(7)
                                  (j) Janus Aspen Series(7)
                                  (k) Lincoln National Funds(7)
                                  (l) MFS-Registered Trademark- Variable
                                  Insurance Trust(7)
                                  (m) Neuberger Berman Advisers Management
                                  Trust(7)
                                  (n) Putnam Variable Trust(8)
                             (9)  Services Agreement between The Lincoln
                                  National Life Insurance Co. and Delaware
                                  Management Co.(2)
                            (10)  See Exhibit 1(5).
2.                                See Exhibit 1(5).
3.                                Opinion and Consent of Robert A.
                                  Picarello, Esq.
4.                                Not applicable.
5.                                Not applicable.
6.                                Opinion and consent of Kenneth Reeves,
                                  ASA, MAAA
7.                                Consent of Ernst & Young LLP,
                                  Independent Auditors
8.                                Not applicable.




 (1) Incorporated by reference to Registration Statement on Form N-4 (file No. 33-27783) filed on December 5, 1996.
 (2) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.
 (3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
 (4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.
 (5) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 to this Registration Statement filed on February 15, 2000.
 (6) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
 (7) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (File No. 333-72875) filed on April 25, 2001.
 (8) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-52572) filed on August 1, 2001.

                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S (File No. 333-72875), has caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 2nd day of October 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                ACCOUNT S
                                (REGISTRANT)

                                By:              /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                               SENIOR VICE PRESIDENT
                                             THE LINCOLN NATIONAL LIFE
                                                 INSURANCE COMPANY

                                THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                (DEPOSITOR)

                                By:              /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                               SENIOR VICE PRESIDENT



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-72875) has been signed below on October 2, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



          SIGNATURE             TITLE
          ---------             -----
      /s/ JON A. BOSCIA*        President and Director
------------------------------  (Principal Executive
        Jon A. Boscia           Officer)

                                Chief Executive Officer of
      /s/ JOHN H. GOTTA*        Life Insurance, Senior
------------------------------  Vice President, Assistant
        John H. Gotta           Secretary, and Director

    /s/ LORRY J. STENSRUD*      Chief Executive Officer of
------------------------------  Annuities, Executive Vice
      Lorry J. Stensrud         President and Director

   /s/ LAWRENCE T. ROWLAND*
------------------------------  Executive Vice President
     Lawrence T. Rowland        and Director

                                Senior Vice President,
      /s/ JANET CHRZAN*         Chief Financial Officer
------------------------------  and Director (Principal
         Janet Chrzan           Financial Officer)

          SIGNATURE             TITLE
          ---------             -----
      /s/ SEE YENG QUEK*
------------------------------  Chief Investment Officer
        See Yeng Quek           and Director

     /s/ C. E. HALDEMAN*
------------------------------  Director
   Charles E. Haldeman, Jr.

   /s/ RICHARD C. VAUGHAN*
------------------------------  Director
      Richard C. Vaughan




*By:  /s/ GARY W. PARKER
      ------------------------------
      Gary W. Parker, pursuant to a
      Power of Attorney filed with
      this Post-Effective Amendment
      No. 5 to the Registration
      Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ JON A. BOSCIA                 President and Director
   --------------------------------------
                Jon A. Boscia

              /s/ JOHN H. GOTTA                 Chief Executive Officer
   --------------------------------------      of Life Insurance, Senior
                John H. Gotta                  Vice President, Assistant
                                                Secretary, and Director

            /s/ STEPHEN H. LEWIS*              Interim Chief Executive
   --------------------------------------      Officer of Annuities,
              Stephen H. Lewis                 Senior Vice President and
                                               Director

           /s/ Richard C. Vaughan              Director
   --------------------------------------
             Richard C. Vaughan

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               * Subscribed and sworn to
                                               before me this 28th day
                                               of January, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public

                                               Commission Expires:
                                               7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ LAWRENCE T. ROWLAND             Executive Vice President
   --------------------------------------      and Director
             Lawrence T. Rowland

              /s/ KEITH J. RYAN                Vice President,
   --------------------------------------      Controller and Chief
                Keith J. Ryan                  Accounting Officer

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               31st day of January, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------

                                               Notary Public

                                               Commission Expires:
                                               7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
            /s/ Lorry J. Stensrud              Chief Executive Officer
   --------------------------------------      of Annuities,
              Lorry J. Stensrud                Executive Vice President
                                               and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public

                                               Commission
                                               Expires: 2/29/08
              /s/ Janet Chrzan                 Senior Vice President,
   --------------------------------------      Chief Financial
                Janet Chrzan                   Officer and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000
                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public
                                               Commission
                                               Expires: 7/10/01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ C. E. Haldeman, Jr.                     Director
   --------------------------------------
          Charles E. Haldeman, Jr.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August 2001.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ SEE YENG QUEK
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek